UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        August 31, 2022

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

The Registrant is filing this amendment to the Form N-CSR for the annual period ended August 31, 2022, originally filed with the Securities and Exchange Commission on November 7, 2022 by the Registrant (811-03313) (Accession Number 0000897101-22-000943), to restate the financial statements of First American Government Obligations Fund (the "Fund") for the annual period ended August 31, 2022 to account for shares issued in excess of amounts authorized by the Fund's board of directors, as described in Note 8 to the financial statements, as a liability.

The effects of this restatement on the Fund's financial statements for the annual period ended August 31, 2022 are described in Note 9 to the financial statements.

The Registrant is refiling the entire report on Form N-CSR for the annual period ended August 31, 2022 by means of this amended Form N-CSR. However, except for the information affected by the restatement as described in Note 9, the information contained herein has not been updated for events or transactions occurring subsequent to the date of the original filing and as a result, such information continues to be current as of the date of the original filing.

Item 1—Reports to Stockholders

(a) Provided under separate cover.

FIRST AMERICAN FUNDS®

usbancorp Asset Management, Advisor

2022 Annual Report

August 31, 2022

Money Market Funds

Government Obligations Fund (as restated)

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For Institutional Prime Obligations – You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2022.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide performance fact sheets on all First American Funds and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Mark E. Gaumond	Eric J. Thole
Chair of the Board	President
First American Funds, Inc.	First American Funds, Inc.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	1

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

2	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	3

Holdings Summaries    (unaudited)

Government Obligations Fund

Portfolio Allocation as of August 31, 2022[1] (% of net assets) (as restated, note 9)
U.S. Treasury Repurchase Agreements	66.7%
U.S. Government Agency Debt	16.3
U.S. Treasury Debt	14.2
U.S. Government Agency Repurchase Agreements	2.5
Investment Companies	0.9
Other Assets and Liabilities, Net[2]	(0.6)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of August 31, 2022[1] (% of net assets)
Other Repurchase Agreements	24.4%
Financial Company Commercial Paper	16.6
Asset Backed Commercial Paper	13.6
Certificates of Deposit	12.7
Non-Financial Company Commercial Paper	11.1
Non-Negotiable Time Deposits	10.7
U.S. Treasury Repurchase Agreements	9.0
Other Instruments	2.0
Variable Rate Demand Note	0.4
U.S. Government Agency Debt	0.4
Other Assets and Liabilities, Net[2]	(0.9)
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of August 31, 2022[1] (% of net assets)
Other Repurchase Agreements	24.6%
Financial Company Commercial Paper	16.3
Asset Backed Commercial Paper	14.6
Certificates of Deposit	14.1
Non-Financial Company Commercial Paper	9.9
U.S. Treasury Repurchase Agreements	9.7
Non-Negotiable Time Deposits	8.9
Other Instruments	1.8
Variable Rate Demand Note	0.5
U.S. Government Agency Debt	0.4
Other Assets and Liabilities, Net[2]	(0.8)
100.0%

Retail Tax Free Obligations Fund

Portfolio Allocation as of August 31, 2022[1,3] (% of net assets)
Variable Rate Demand Notes	78.2%
Non-Financial Company Commercial Paper	20.5
Other Municipal Security	2.2
Other Assets and Liabilities, Net[2]	(0.9)
100.0%

4	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Treasury Obligations Fund

Portfolio Allocation as of August 31, 2022[1] (% of net assets)
U.S. Treasury Repurchase Agreements	72.8%
U.S. Treasury Debt	27.3
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 2022[1] (% of net assets)
U.S. Treasury Debt	100.1%
Other Assets and Liabilities, Net[2]	(0.1)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.
[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	5

Expense Examples    (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2022 to August 31, 2022.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Government Obligations Fund (as restated, note 9)
	Beginning Account Value (3/1/2022)	Ending Account Value (8/31/2022)	Expenses Paid During Period[1] (3/1/2022 to 8/31/2022)
Class A Actual[2]	$1,000.00	$1,002.28	$2.88
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.91
Class D Actual[2]	$1,000.00	$1,002.69	$2.42
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45
Class P Actual[2]	$1,000.00	$1,004.46	$0.66
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66
Class T Actual[2]	$1,000.00	$1,003.34	$1.77
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79
Class U Actual[2]	$1,000.00	$1,004.56	$0.56
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56
Class V Actual[2]	$1,000.00	$1,003.72	$1.41
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43
Class X Actual[2]	$1,000.00	$1,004.47	$0.76
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.77
Class Y Actual[2]	$1,000.00	$1,003.18	$1.97
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99
Class Z Actual[2]	$1,000.00	$1,004.28	$0.86
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.87

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.57%, 0.48%, 0.13%, 0.35%, 0.11%, 0.28%, 0.15%, 0.39%, and 0.17% for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2022 of 0.23%, 0.27%, 0.45%, 0.33%, 0.46%, 0.37%, 0.45%, 0.32%, and 0.43% for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
	Beginning Account Value (3/1/2022)	Ending Account Value (8/31/2022)	Expenses Paid During Period[3] (3/1/2022 to 8/31/2022)
Class T Actual[4]	$1,000.00	$1,004.05	$1.92
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.94
Class V Actual[4]	$1,000.00	$1,004.51	$1.47
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48
Class Y Actual[4]	$1,000.00	$1,003.83	$2.12
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14
Class Z Actual[4]	$1,000.00	$1,004.99	$0.96
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.38%, 0.29%, 0.42%, and 0.19% for Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2022 of 0.41%, 0.45%, 0.38%, and 0.50% for Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	7

Expense Examples    (unaudited)

Retail Prime Obligations Fund
	Beginning Account Value (3/1/2022)	Ending Account Value (8/31/2022)	Expenses Paid During Period[1] (3/1/2022 to 8/31/2022)
Class A Actual[2]	$1,000.00	$1,002.84	$3.08
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$3.11
Class T Actual[2]	$1,000.00	$1,004.08	$1.92
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.94
Class V Actual[2]	$1,000.00	$1,004.54	$1.47
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48
Class X Actual[2]	$1,000.00	$1,005.29	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,003.86	$2.17
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19
Class Z Actual[2]	$1,000.00	$1,005.01	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.61%, 0.38%, 0.29%, 0.14%, 0.43%, and 0.20% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2022 of 0.28%, 0.41%, 0.45%, 0.53%, 0.39%, and 0.50% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
	Beginning Account Value (3/1/2022)	Ending Account Value (8/31/2022)	Expenses Paid During Period[3] (3/1/2022 to 8/31/2022)
Class A Actual[4]	$1,000.00	$1,000.88	$3.28
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31
Class T Actual[4]	$1,000.00	$1,001.97	$1.92
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.94
Class V Actual[4]	$1,000.00	$1,002.42	$1.51
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53
Class Y Actual[4]	$1,000.00	$1,001.78	$2.12
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14
Class Z Actual[4]	$1,000.00	$1,002.90	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.65%, 0.38%, 0.30%, 0.42%, and 0.20% for Class A, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2022 of 0.09%, 0.20%, 0.24%, 0.18%, and 0.29% for Class A, Class T, Class V, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Treasury Obligations Fund
	Beginning Account Value (3/1/2022)	Ending Account Value (8/31/2022)	Expenses Paid During Period[1] (3/1/2022 to 8/31/2022)
Class A Actual[2]	$1,000.00	$1,002.38	$3.08
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$3.11
Class D Actual[2]	$1,000.00	$1,002.87	$2.52
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55
Class P Actual[2]	$1,000.00	$1,004.70	$0.71
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class T Actual[2]	$1,000.00	$1,003.53	$1.87
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89
Class V Actual[2]	$1,000.00	$1,003.96	$1.41
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43
Class X Actual[2]	$1,000.00	$1,004.71	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71
Class Y Actual[2]	$1,000.00	$1,003.36	$2.02
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class Z Actual[2]	$1,000.00	$1,004.52	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.61%, 0.50%, 0.14%, 0.37%, 0.28%, 0.14%, 0.40%, and 0.18% for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended August 31, 2022 of 0.24%, 0.29%, 0.47%, 0.35%, 0.40%, 0.47%, 0.34%, and 0.45% for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively.

U.S. Treasury Money Market Fund
	Beginning Account Value (3/1/2022)	Ending Account Value (8/31/2022)	Expenses Paid During Period[3] (3/1/2022 to 8/31/2022)
Class A Actual[4]	$1,000.00	$1,001.62	$2.88
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.91
Class D Actual[4]	$1,000.00	$1,002.06	$2.52
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55
Class T Actual[4]	$1,000.00	$1,002.79	$1.87
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89
Class V Actual[4]	$1,000.00	$1,003.21	$1.41
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43
Class Y Actual[4]	$1,000.00	$1,002.60	$2.02
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04
Class Z Actual[4]	$1,000.00	$1,003.67	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.57%, 0.50%, 0.37%, 0.28%, 0.40%, and 0.20% for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended August 31, 2022 of 0.16%, 0.21%, 0.28%, 0.32%, 0.26%, and 0.37% for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	9

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of First American Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of First American Funds, Inc., comprising the Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, (collectively referred to as the “Funds”), including the schedules of investments, as of August 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the First American Funds, Inc. at August 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Restatement of August 31, 2022 Financial Statements

As discussed in Note 9 to the financial statements, the August 31, 2022 financial statements have been restated to correct a misstatement related to the accounting for the over-issuance of shares previously accounted for as equity rather than as liabilities.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures

10	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Funds since 1999.

Minneapolis, MN

November 7, 2022, except as to Note 9, which is as of May 3, 2023

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	11

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Government Obligations Fund
  (as restated, note 9)

DESCRIPTION	PAR	VALUE ✇
U.S. Government
Agency Debt – 16.3%
Federal Farm Credit Bank
2.385% (SOFR + 0.095%),
09/02/2022 △	$50,000	$50,000
2.335% (SOFR + 0.045%),
09/08/2022 △	150,000	150,000
2.375% (SOFR + 0.085%),
10/07/2022 △	70,000	70,000
2.370% (SOFR + 0.080%),
10/14/2022 △	85,000	85,000
2.365% (SOFR + 0.075%),
11/03/2022 △	34,000	34,000
2.385% (U.S. Federal
Funds Effective
Rate + 0.055%),
11/16/2022 △	75,000	75,000
2.956% (3 Month
U.S. Treasury Money
Market Yield + 0.055%),
11/16/2022 △	50,000	50,000
2.355% (SOFR + 0.065%),
11/18/2022 △	20,000	20,000
2.355% (SOFR + 0.065%),
11/18/2022 △	20,000	20,000
2.340% (SOFR + 0.050%),
11/21/2022 △	75,000	75,000
2.350% (SOFR + 0.060%),
12/01/2022 △	58,000	58,000
2.690% (U.S. Federal
Funds Effective
Rate + 0.360%),
12/12/2022 △	44,720	44,758
2.350% (SOFR + 0.060%),
12/28/2022 △	200,000	200,000
2.288% (SOFR + 0.008%),
01/12/2023 △	20,000	19,998
2.350% (SOFR + 0.060%),
01/13/2023 △	75,000	75,000
2.350% (SOFR + 0.060%),
01/20/2023 △	39,000	39,000
2.541% (3 Month
U.S. Treasury Money
Market Yield + 0.055%),
01/31/2023 △	100,000	100,000
2.330% (U.S. Federal
Funds Effective
Rate + 0.000%),
02/03/2023 △	30,000	30,000
2.345% (SOFR + 0.055%),
02/09/2023 △	100,000	100,000

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE ✇
2.330% (U.S. Federal
Funds Effective
Rate + 0.000%),
02/17/2023 △	$10,000	$10,000
2.340% (SOFR + 0.050%),
02/17/2023 △	63,000	63,000
2.310% (SOFR + 0.020%),
03/01/2023 △	345,000	344,991
2.325% (SOFR + 0.035%),
03/17/2023 △	42,886	42,887
2.305% (SOFR + 0.015%),
03/20/2023 △	225,000	225,000
2.325% (SOFR + 0.035%),
04/21/2023 △	45,000	45,000
2.325% (SOFR + 0.035%),
04/27/2023 △	167,000	167,000
2.325% (SOFR + 0.035%),
05/04/2023 △	160,000	160,000
2.670% (SOFR + 0.380%),
05/08/2023 △	39,000	39,093
2.315% (SOFR + 0.025%),
05/09/2023 △	100,000	100,000
2.325% (SOFR + 0.035%),
05/12/2023 △	173,000	173,000
2.325% (SOFR + 0.035%),
05/19/2023 △	120,000	120,000
2.320% (SOFR + 0.030%),
06/14/2023 △	120,000	120,000
2.325% (SOFR + 0.035%),
06/16/2023 △	75,000	75,000
2.315% (SOFR + 0.025%),
07/07/2023 △	67,000	67,000
2.325% (SOFR + 0.035%),
07/12/2023 △	250,000	249,989
2.308% (SOFR + 0.018%),
07/14/2023 △	300,000	299,993
2.320% (SOFR + 0.030%),
07/20/2023 △	150,000	150,000
2.315% (SOFR + 0.025%),
08/10/2023 △	90,000	90,000
2.308% (SOFR + 0.018%),
08/21/2023 △	150,000	149,948
2.315% (SOFR + 0.025%),
08/28/2023 △	70,000	70,000
2.320% (SOFR + 0.030%),
08/28/2023 △	184,000	184,000
2.315% (SOFR + 0.025%),
09/08/2023 △	45,000	45,000
2.330% (SOFR + 0.040%),
09/20/2023 △	93,000	93,000
2.315% (SOFR + 0.025%),
09/27/2023 △	91,000	91,000
2.340% (SOFR + 0.050%),
09/28/2023 △	133,000	133,000

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE ✇
2.340% (SOFR + 0.050%),
09/29/2023 △	$15,000	$15,000
2.320% (SOFR + 0.030%),
10/13/2023 △	115,000	115,000
2.335% (SOFR + 0.045%),
10/16/2023 △	121,000	121,000
2.320% (SOFR + 0.030%),
10/20/2023 △	53,000	53,000
2.330% (U.S. Federal
Funds Effective
Rate + 0.000%),
11/15/2023 △	50,000	49,997
2.318% (SOFR + 0.028%),
12/04/2023 △	100,000	99,997
2.350% (SOFR + 0.060%),
12/13/2023 △	52,000	52,000
2.360% (SOFR + 0.070%),
12/14/2023 △	50,000	50,000
2.340% (SOFR + 0.060%),
12/27/2023 △	74,000	74,000
2.345% (SOFR + 0.055%),
01/03/2024 △	100,000	100,000
2.345% (SOFR + 0.055%),
01/10/2024 △	73,000	73,000
2.340% (SOFR + 0.050%),
01/18/2024 △	95,000	95,000
2.410% (SOFR + 0.120%),
01/22/2024 △	25,000	25,028
2.330% (SOFR + 0.040%),
01/25/2024 △	200,000	200,000
2.320% (SOFR + 0.040%),
02/2/2024 △	245,000	245,000
2.330% (SOFR + 0.040%),
02/09/2024 △	95,000	95,000
2.342% (SOFR + 0.053%),
02/13/2024 △	100,000	99,989
2.335% (SOFR + 0.045%),
02/15/2024 △	75,000	75,000
2.345% (U.S. Federal
Funds Effective
Rate + 0.015%),
02/22/2024 △	75,000	75,000
2.335% (SOFR + 0.045%),
03/01/2024 △	54,000	54,000
2.330% (SOFR + 0.040%),
03/04/2024 △	58,000	58,000
2.387% (SOFR + 0.075%),
03/06/2024 △ ★	75,000	75,000
2.340% (SOFR + 0.050%),
03/11/2024 △	75,000	75,000
2.335% (SOFR + 0.045%),
03/15/2024 △	120,000	120,000
2.345% (U.S. Federal
Funds Effective
Rate + 0.015%),
04/08/2024 △	50,000	49,992

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE ✇
2.375% (SOFR + 0.085%),
5/15/2024 △	$100,000	$99,992
2.425% (U.S. Federal
Funds Effective
Rate + 0.060%),
06/24/2024 △	175,000	174,996
2.397% (SOFR + 0.085%),
07/01/2024 △ ★	45,000	45,000
2.375% (SOFR + 0.085%),
07/22/2024 △	70,000	70,000
2.390% (SOFR + 0.100%),
08/01/2024 △	20,000	20,000
2.390% (SOFR + 0.100%),
08/08/2024 △	32,000	32,000
2.380% (SOFR + 0.090%),
08/26/2024 △	100,000	100,000
2.390% (SOFR + 0.100%),
08/26/2024 △	85,000	85,000
Federal Home Loan Bank
2.300% (SOFR + 0.010%),
09/06/2022 △	100,000	100,000
2.300% (SOFR + 0.010%),
09/08/2022 △	150,000	150,000
2.380% (SOFR + 0.090%),
09/08/2022 △	50,000	50,000
2.380% (SOFR + 0.090%),
09/15/2022 △	50,000	50,000
2.166%, 09/16/2022 ⊙	81,600	81,527
2.190%, 09/19/2022 ⊙	10,000	9,989
2.182%, 09/20/2022 ⊙	117,214	117,081
2.231%, 09/21/2022 ⊙	150,000	149,817
2.251%, 09/22/2022 ⊙	100,000	99,870
2.300% (SOFR + 0.010%),
09/22/2022 △	150,000	150,000
2.375% (SOFR + 0.085%),
10/05/2022 △	100,000	100,000
2.320% (SOFR + 0.030%),
10/20/2022 △	350,000	350,000
2.300% (SOFR + 0.010%),
10/24/2022 △	200,000	200,000
2.370% (SOFR + 0.080%),
10/26/2022 △	50,000	50,000
2.360% (SOFR + 0.070%),
11/02/2022 △	50,000	50,000
2.355% (SOFR + 0.065%),
11/09/2022 △	100,000	100,000
2.355% (SOFR + 0.065%),
11/10/2022 △	50,000	50,000
2.350% (SOFR + 0.060%),
11/23/2022 △	50,000	50,000
2.350% (SOFR + 0.060%),
11/23/2022 △	75,000	75,000
2.325% (SOFR + 0.035%),
11/25/2022 △	100,000	100,000
2.350% (SOFR + 0.060%),
12/08/2022 △	100,000	100,000

FIRST AMERICAN FUNDS 2022 ANNUAL REPORT	13

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE ✇
2.350% (SOFR + 0.060%),
12/15/2022 △	$100,000	$100,000
0.220%, 12/16/2022	100,000	100,000
2.310% (SOFR + 0.020%),
02/23/2023 △	100,000	100,000
2.330% (SOFR + 0.040%),
02/24/2023 △	50,000	50,000
1.250%, 03/14/2023 ∞	335,000	335,000
1.280%, 04/06/2023	150,000	150,000
1.300%, 04/11/2023	200,000	200,000
1.650%, 04/13/2023	100,000	100,000
1.375%, 04/14/2023	100,000	100,000
1.875%, 04/14/2023	100,000	100,000
2.125%, 05/05/2023	65,000	64,933
2.160%, 05/05/2023 ⊙	150,000	147,817
3.194%, 05/10/2023 ⊙	190,000	185,827
2.325% (SOFR + 0.035%),
05/19/2023 △	137,000	137,000
2.320% (SOFR + 0.030%),
06/07/2023 △	100,000	100,000
2.300%, 06/16/2023	100,000	100,000
2.240%, 06/23/2023 ∞	150,000	149,990
2.200%, 06/28/2023 ∞	100,000	100,000
2.250%, 06/30/2023 ∞	100,000	100,000
3.173%, 07/13/2023 ⊙	150,000	145,892
2.315% (SOFR + 0.025%),
07/14/2023 △	60,000	60,000
2.330% (SOFR + 0.040%),
08/10/2023 △	100,000	100,000
2.320% (SOFR + 0.030%),
08/11/2023 △	100,000	100,000
2.315% (SOFR + 0.025%),
10/02/2023 △	30,000	30,000
Federal Home Loan
Mortgage Corporation
1.100%, 03/30/2023	125,000	125,000
1.250%, 04/05/2023	150,000	150,000
1.250%, 04/05/2023	162,500	162,500
1.300%, 04/12/2023	100,000	100,000
1.650%, 05/23/2023	100,000	100,000
Total U.S. Government
Agency Debt
(Cost $13,052,891)		13,052,891

U.S. Treasury
Debt – 14.2%
U.S. Treasury Bills
0.133%, 09/08/2022 ⊙	1,050,000	1,049,973
0.823%, 09/15/2022 ⊙	1,590,000	1,589,498
2.184%, 09/20/2022 ⊙	250,000	249,716
0.412%, 10/06/2022 ⊙	1,259,000	1,258,502
0.153%, 11/03/2022 ⊙	750,000	749,802
0.304%, 11/17/2022 ⊙	350,000	349,775

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE ✇
1.057%, 12/29/2022 ⊙	$380,000	$378,691
2.986%, 01/26/2023 ⊙	564,000	557,218
1.200%, 02/23/2023 ⊙	150,000	149,137
1.882%, 04/20/2023 ⊙	320,000	316,188
U.S. Treasury Notes
1.500%, 09/15/2022	150,000	150,071
1.875%, 09/30/2022	250,000	250,317
2.541% (3 Month
U.S. Treasury
Money Market
Yield + 0.055%),
10/31/2022 △	150,000	149,999
1.625%, 11/15/2022	450,000	451,173
0.125%, 11/30/2022	240,000	239,871
2.950% (3 Month
U.S. Treasury
Money Market
Yield + 0.049%),
01/31/2023 △	425,000	425,029
2.935% (3 Month
U.S. Treasury
Money Market
Yield + 0.034%),
04/30/2023 △	450,000	450,010
0.125%, 05/31/2023	375,000	369,165
2.930% (3 Month
U.S. Treasury
Money Market
Yield + 0.029%),
07/31/2023 △	340,000	340,015
2.936% (3 Month
U.S. Treasury
Money Market
Yield + 0.035%),
10/31/2023 △	250,000	250,006
2.886% (3 Month
U.S. Treasury
Money Market
Yield – 0.015%),
01/31/2024 △	375,000	375,104
2.826% (3 Month
U.S. Treasury
Money Market
Yield – 0.075%),
04/30/2024 △	900,000	899,320
2.977% (3 Month
U.S. Treasury
Money Market
Yield + 0.037%),
07/31/2024 △	320,000	320,014
Total U.S. Treasury Debt
(Cost $11,318,594)		11,318,594

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	SHARES/PAR	VALUE ✇
Investment
Companies Ω – 0.9%
BlackRock Liquidity
Funds FedFund
Portfolio, Institutional
Class, 2.029%	175,000,000	$175,000
Deutsche Government
Money Market Series
Fund, Institutional
Class, 2.257%	175,000,000	175,000
Goldman Sachs
Financial Square
Money Market
Fund, Institutional
Class, 2.154%	175,000,000	175,000
Invesco Government
& Agency Portfolio,
Institutional
Class, 2.216%	175,000,000	175,000
Total Investment
Companies
(Cost $700,000)		700,000

U.S. Government
Agency Repurchase
Agreements – 2.5%
Fixed Income Clearing Corp.
2.080%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by various
government agency
obligations: Total market
value $102,000)	$100,000	100,000
2.080%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $350,020
(collateralized by various
government agency
obligations: Total market
value $357,000)	350,000	350,000
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $750,048
(collateralized by various
government agency
obligations: Total market
value $765,000)	750,000	750,000

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE ✇
Goldman Sachs & Co. LLC
2.250%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by various
government agency
obligations: Total market
value $102,000)	$100,000	$100,000
TD Securities (USA) LLC
2.300%, dated 08/25/2022,
matures 09/01/2022,
repurchase price $700,313
(collateralized by various
government agency
obligations: Total market
value $714,000)	700,000	700,000
Total U.S. Government
Agency Repurchase
Agreements
(Cost $2,000,000)		2,000,000

U.S. Treasury
Repurchase
Agreements – 66.7%
Bank of Montreal
2.100%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $150,009
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000
Bank of Nova Scotia
2.250%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $572,301
(collateralized by U.S.
Treasury obligations:
Total market value
$583,711)	572,266	572,266
Barclays Capital Inc.
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $150,010
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000)	150,000	150,000

FIRST AMERICAN FUNDS 2022 ANNUAL REPORT	15

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE ✇
BNP Paribas
2.260%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	$100,000	$100,000
2.500%, dated 08/08/2022,
matures 09/07/2022,
repurchase price $350,729
(collateralized by U.S.
Treasury obligations:
Total market value
$357,000) ø	350,000	350,000
2.500%, dated 08/18/2022,
matures 09/07/2022,
repurchase price $1,677,326
(collateralized by U.S.
Treasury obligations:
Total market value
$1,708,000) ø	1,675,000	1,675,000
Canadian Imperial
Bank of Commerce
2.300%, dated 07/28/2022,
matures 09/07/2022,
repurchase price $1,629,257
(collateralized by U.S.
Treasury obligations:
Total market value
$1,661,206) ø	1,625,000	1,625,000
Credit Agricole Corporate &
Investment Bank
2.230%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $629,531
(collateralized by U.S.
Treasury obligations:
Total market value
$642,082)	629,492	629,492
Federal Reserve Bank
of New York
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $45,227,889
(collateralized by U.S.
Treasury obligations:
Total market value
$45,227,889)	45,225,000	45,225,000

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE ✇
Fixed Income Clearing Corp.
2.050%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $200,011
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	$200,000	$200,000
2.280%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,008)	100,000	100,000
2.290%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $750,048
(collateralized by U.S.
Treasury obligations:
Total market value
$765,000)	750,000	750,000
HSBC Securities (USA) Inc.
2.270%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $150,009
(collateralized by U.S.
Treasury obligations:
Total market value
$153,010)	150,000	150,000
ING Financial Markets LLC
2.300%, dated 08/25/2022,
matures 09/01/2022,
repurchase price $50,022
(collateralized by U.S.
Treasury obligations:
Total market value
$51,000)	50,000	50,000
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

Government Obligations Fund
  (as restated, note 9) (cont.)

DESCRIPTION	PAR	VALUE ✇
2.300%, dated 08/26/2022,
matures 09/02/2022,
repurchase price $50,022
(collateralized by U.S.
Treasury obligations:
Total market value
$51,000)	$50,000	$50,000
RBC Dominion Securities Inc.
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $1,000,064
(collateralized by U.S.
Treasury obligations:
Total market value
$1,020,000)	1,000,000	1,000,000
TD Securities (USA) LLC
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $200,013
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	200,000	200,000
Total U.S. Treasury
Repurchase
Agreements
(Cost $53,176,758)		53,176,758
Total Investments ▲ – 100.6%
(Cost $80,248,243)		80,248,243
Other Assets and
Liabilities, Net – (0.6)%		(481, 549)
Total Net Assets – 100.0%		$79,766,694

Government Obligations Fund
  (as restated, note 9) (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2022.

★	Security purchased on a when-issued basis. On August 31, 2022, the total cost of investments purchased on a when-issued basis was $120,000 or 0.2% of total net assets.

⊙	Rate shown is annualized yield as of August 31, 2022.

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2022, the value of these investments was $684,990 or 0.9% of total net assets. See note 2 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day yield as of August 31, 2022.

Ø	The maturity date shown represents the next put date.

▲	On August 31, 2022, the cost of investments for federal income tax purposes was $80,248,243. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

SOFR – Secured Overnight Financing Rate

FIRST AMERICAN FUNDS 2022 ANNUAL REPORT	17

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Financial Company
Commercial Paper – 16.6%
Australia & New Zealand
Banking Group Ltd
1.744%, 09/19/2022 ʘ ■	$5,000	$4,994
2.690% (SOFR + 0.400%),
12/01/2022 ■ △	5,000	5,002
2.610% (SOFR + 0.320%),
02/03/2023 ■ △ ★	10,000	10,000
Bank of America Securities Inc.
2.490% (U.S. Federal
Funds Effective
Rate + 0.160%),
11/17/2022 △	5,000	4,999
2.780% (SOFR + 0.500%),
03/20/2023 △	5,000	5,004
Barclays US CCP
2.484%, 09/14/2022 ʘ	10,000	9,991
2.535%, 09/19/2022 ʘ ■	10,000	9,988
2.570% (SOFR + 0.300%),
11/30/2022 ■ △	5,000	4,998
CDP Financial Inc
2.697%, 11/08/2022 ʘ ■	5,000	4,974
2.707%, 11/09/2022 ʘ ■	5,000	4,973
3.082%, 11/28/2022 ʘ ■	15,000	14,891
Citigroup Global Markets Inc
2.535%, 10/06/2022 ʘ ■	12,750	12,716
Lloyds Bank PLC
2.464%, 09/19/2022 ʘ	10,000	9,987
2.413%, 09/23/2022 ʘ	10,000	9,985
Macquarie Bank Ltd
2.680% (SOFR + 0.400%),
12/29/2022 ■ △	5,000	5,002
MetLife Short Term Funding LLC
2.312%, 09/09/2022 ʘ ■	10,500	10,494
National Australia Bank Ltd
1.369%, 09/13/2022 ʘ ■	10,000	9,992
2.700% (SOFR + 0.410%),
12/05/2022 ■ △	5,000	5,001
2.710% (SOFR + 0.420%),
12/08/2022 ■ △	5,000	5,001
NRW.Bank
2.279%, 09/06/2022 ʘ ■	40,000	39,985
PSP Capital Inc
2.484%, 10/11/2022 ʘ ■	7,000	6,980
Suncorp Metway Ltd
2.484%, 10/05/2022 ʘ ■	10,000	9,973
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Westpac Banking Corp
2.710% (SOFR + 0.420%),
12/19/2022 ■ △	$5,000	$5,003
Total Financial Company
Commercial Paper
(Cost $209,940)		209,933

Asset Backed
Commercial Paper – 13.6%
Autobahn Funding Co LLC
2.383%, 09/09/2022 ʘ ■	10,000	9,994
2.362%, 09/13/2022 ʘ ■	10,000	9,991
2.433%, 09/19/2022 ʘ ■	5,000	4,994
2.383%, 09/20/2022 ʘ ■	10,000	9,986
2.383%, 09/22/2022 ʘ ■	10,000	9,985
Collateralized Commercial
Paper FLEX Co., LLC
2.470% (SOFR + 0.180%),
09/08/2022 ■ △	5,000	5,000
2.740% (SOFR + 0.450%),
12/06/2022 ■ △	5,000	5,002
Collateralized Commercial
Paper V Co., LLC
2.490% (SOFR + 0.200%),
09/19/2022 △	5,000	5,000
2.660% (SOFR + 0.370%),
01/31/2023 △	5,000	4,999
Fairway Finance Co, LLC
1.774%, 09/27/2022 ʘ ■	4,000	3,992
Liberty Street Funding LLC
2.839%, 10/26/2022 ʘ ■	10,000	9,957
Longship Funding LLC
2.349%, 09/01/2022 ʘ ■	15,000	14,999
2.342%, 09/22/2022 ʘ ■	10,000	9,985
2.565%, 10/03/2022 ʘ ■	10,000	9,976
Mont Blanc Capital Corp
2.565%, 09/15/2022 ʘ ■	4,000	3,996
2.535%, 09/16/2022 ʘ ■	12,000	11,987
2.839%, 10/26/2022 ʘ ■	5,000	4,979
3.082%, 11/23/2022 ʘ ■	4,000	3,972
Old Line Funding LLC
2.670% (U.S. Federal
Funds Effective
Rate + 0.340%),
11/08/2022 ■ △	10,000	10,001
2.720% (U.S. Federal
Funds Effective
Rate + 0.390%),
12/15/2022 ■ △	5,000	5,001

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Sheffield Receivables Co LLC
2.535%, 09/12/2022 ʘ ■	$9,000	$8,993
Thunder Bay Funding LLC
2.525%, 09/15/2022 ʘ ■	5,030	5,025
2.720% (U.S. Federal
Funds Effective
Rate + 0.390%),
12/15/2022 ■ △	5,000	5,000
Total Asset Backed
Commercial Paper
(Cost $172,823)		172,814

Certificates of
Deposit – 12.7%
Bank of Nova Scotia/Houston
2.690% (SOFR + 0.400%),
11/21/2022 △	6,000	6,001
2.690% (SOFR + 0.400%),
12/05/2022 △	5,000	5,001
2.810% (SOFR + 0.520%),
01/20/2023 △	10,000	10,004
Credit Industriel et
Commercial/NY
2.860% (SOFR + 0.570%),
03/03/2023 △	5,000	5,005
Mizuho Bank Ltd/NY
2.590% (SOFR + 0.310%),
09/21/2022 △	5,000	5,000
2.620% (SOFR + 0.340%),
11/03/2022 △	5,000	5,001
2.510% (SOFR + 0.230%),
11/28/2022 △	10,000	10,000
Nordea Bank ABP/NY
2.680% (SOFR + 0.390%),
03/24/2023 △	10,000	10,000
Sumitomo Mitsui Bank/NY
1.910% (SOFR + 0.380%),
10/17/2022 △	3,000	3,000
1.940% (SOFR + 0.400%),
11/08/2022 △	10,000	10,002
2.700%, 11/15/2022	5,000	5,000
Sumitomo Mitsui Trust/NY
2.290%, 09/07/2022 ʘ	50,000	50,000
2.700%, 10/04/2022	5,000	5,001
Toronto Dominion Bank/NY
2.860% (SOFR + 0.580%),
02/27/2023 △	5,000	5,004
Westpac Banking Corp
2.420% (SOFR + 0.140%),
10/07/2022 △	10,000	9,999
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Westpac Banking Corp/NY
2.420% (SOFR + 0.130%),
09/02/2022 △	$7,000	$7,000
2.650% (SOFR + 0.360%),
11/14/2022 △	5,000	5,001
2.850% (SOFR + 0.560%),
03/03/2023 △	5,000	5,003
Total Certificates of Deposit
(Cost $161,000)		161,022

Non-Financial Company
Commercial Paper – 11.1%
FMS Wertmanagement
2.352%, 09/12/2022 ʘ ■	15,000	14,988
John Deere Capital Corp
2.352%, 09/02/2022 ʘ ■	10,000	9,999
Novartis Finance Corp
2.332%, 09/02/2022 ʘ ■	4,000	3,999
2.332%, 09/09/2022 ʘ ■	14,000	13,992
2.332%, 09/12/2022 ʘ ■	10,000	9,992
TotalEnergies Capital Canada Ltd
2.352%, 09/08/2022 ʘ ■	10,000	9,995
2.393%, 09/13/2022 ʘ ■	12,300	12,289
TotalEnergies Capital SA
2.352%, 09/06/2022 ʘ	25,000	24,990
Walmart Inc
2.302%, 09/08/2022 ʘ ■	10,000	9,995
2.302%, 09/09/2022 ʘ ■	15,000	14,991
2.352%, 09/19/2022 ʘ ■	15,000	14,982
Total Non-Financial Company
Commercial Paper
(Cost $140,223)		140,212

Non-Negotiable
Time Deposits – 10.7%
Canadian Imperial Bank of
Commerce, Toronto Branch
2.300%, 09/01/2022	60,000	60,000
Cooperatieve Rabobank UA,
New York Branch
2.300%, 09/01/2022	25,000	25,000
Credit Agricole Corporate
& Investment Bank,
New York Branch
2.300%, 09/01/2022	50,000	50,000
Total Non-Negotiable
Time Deposits
(Cost $135,000)		135,000

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	19

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Other Instruments – 2.0%
Metropolitan Life
Global Funding I
2.630% (SOFR + 0.350%),
09/08/2022 ■ △	$15,000	$15,001
Toyota Motor Credit Corp
2.630% (SOFR + 0.340%),
10/14/2022 △	10,000	10,000
Total Other Instruments
(Cost $25,001)		25,001

Variable Rate
Demand Note – 0.4%
Broward County, Florida,
Embraer Aircraft Holding Inc
Project, Series 2007B
(LOC: Citibank)
2.350%, 09/07/2022 # Ø	5,500	5,500
(Cost $5,500)

U.S. Government
Agency Debt – 0.4%
Federal Home Loan Bank
1.250%, 03/14/2023 ʘ ∞	5,000	4,938
(Cost $5,000)

Other Repurchase
Agreements – 24.4%
Bank of America Securities Inc.
2.390%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $25,002
(collateralized by various
securities: Total market
value $26,250)	25,000	25,000
2.570% (OBFR + 0.250%),
dated 08/31/2022,
matures 10/05/2022,
repurchase price $10,025
(collateralized by various
securities: Total market
value $10,500) △ ∞	10,000	10,000
BNP Paribas
2.431% (OBFR + 0.110%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $3,000
(collateralized by various
securities: Total market
value $3,150) △	3,000	3,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
2.470% (OBFR 0.150%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $32,002
(collateralized by various
securities: Total market
value $33,600) △	$32,000	$32,000
2.570% (OBFR + 0.250%),
dated 08/31/2022,
matures 10/05/2022,
repurchase price $15,037
(collateralized by various
securities: Total market
value $15,750) △ ∞	15,000	15,000
Credit Agricole Corporate
& Investment Bank
2.380% (OBFR + 0.060%),
dated 08/31/2022,
matures 09/07/2022,
repurchase price $10,005
(collateralized by various
securities: Total market
value $10,509) △ ø	10,000	10,000
HSBC Securities (USA) Inc.
2.420% (OBFR + 0.100%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $37,002
(collateralized by various
securities: Total market
value $38,853) △	37,000	37,000
2.580% (SOFR + 0.300%),
dated 08/31/2022,
matures 10/31/2022,
repurchase price $5,022
(collateralized by various
securities: Total market
value $5,251) △ ∞	5,000	5,000
ING Financial Markets LLC
2.420% (OBFR + 0.100%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $4,000
(collateralized by various
securities: Total market
value $4,280) △	4,000	4,000

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
JP Morgan Securities, LLC
2.470% (OBFR + 0.150%),
dated 08/31/2022,
matures 09/07/2022,
repurchase price $15,007
(collateralized by various
securities: Total market
value $15,784) △	$15,000	$15,000
2.620% (1 Month
LIBOR USD + 0.230%),
dated 08/31/2022,
matures 10/05/2022,
repurchase price $15,038
(collateralized by various
securities: Total market
value $15,785) △ ∞	15,000	15,000
MUFG Securities Americas Inc.
2.390% (OBFR + 0.070%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $52,003
(collateralized by various
securities: Total market
value $54,600) △	52,000	52,000
Societe Generale SA
2.500% (OBFR + 0.180%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $50,003
(collateralized by various
securities: Total market
value $52,500) △	50,000	50,000
TD Securities (USA) LLC
2.390% (OBFR + 0.070%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $9,001
(collateralized by various
securities: Total market
value $9,450) △	9,000	9,000
2.390% (OBFR + 0.070%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $27,002
(collateralized by various
securities: Total market
value $28,350) △	27,000	27,000
Total Other Repurchase
Agreements
(Cost $309,000)		309,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Repurchase
Agreements – 9.0%
Bank of Nova Scotia
2.250%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $54,398
(collateralized by U.S.
Treasury obligations: Total
market value $55,483)	$54,395	$54,395
Credit Agricole Corporate
& Investment Bank
2.230%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $59,838
(collateralized by U.S.
Treasury obligations: Total
market value $61,031)	59,834	59,834
Total U.S. Treasury
Repurchase Agreements
(Cost $114,229)		114,229
Total Investments ▲ – 100.9%
(Cost $1,277,716)		1,277,649
Other Assets and
Liabilities, Net – (0.9)%		(11,913)
Total Net Assets – 100.0%		$1,265,736

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

ʘ	Rate shown is the annualized yield as of August 31, 2022.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2022, the value of these investments was $463,005 or 36.6% of total net assets.

△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2022.

★	Security purchased on a when-issued basis. On August 31, 2022, the total cost of investments purchased on a when-issued basis was $10,000 or 0.8% of total net assets.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

Ø	The maturity date shown represents the next put date.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	21

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (concl.)

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2022, the value of these investments was $49,938 or 3.9% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2022, the cost of investments for federal income tax purposes was $1,277,716. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $43 and $110 respectively.

Investment Abbreviations:

LOC	–	Letter of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Financial Company Commercial
Paper – 16.3%
Australia & New Zealand
Banking Group Ltd
1.744%, 09/19/2022 ʘ ■	$10,000	$9,992
2.690% (SOFR + 0.400%),
12/01/2022 ■ △	10,000	10,000
2.610% (SOFR + 0.320%),
02/03/2023 ■ △ ★	20,000	20,000
Bank of America
Securities Inc.
2.490% (U.S. Federal
Funds Effective
Rate + 0.160%),
11/17/2022 △	5,000	5,000
2.780% (SOFR + 0.500%),
03/20/2023 △	10,000	10,000
Bank of Montreal
2.460% (SOFR + 0.170%),
09/09/2022 △	10,000	10,000
2.787% (BSBY
1 Month + 0.420%),
01/03/2023 △	10,000	10,000
Barclays US CCP
2.484%, 09/14/2022 ʘ	20,000	19,982
2.535%, 09/19/2022 ʘ ■	20,000	19,975
2.570% (SOFR + 0.300%),
11/30/2022 ■ △	10,000	10,000
CDP Financial Inc
2.697%, 11/08/2022 ʘ ■	10,000	9,950
2.707%, 11/09/2022 ʘ ■	15,000	14,923
3.082%, 11/28/2022 ʘ ■	25,000	24,814
Lloyds Bank PLC
2.464%, 09/19/2022 ʘ	20,000	19,976
2.413%, 09/23/2022 ʘ	20,000	19,971
Macquarie Bank Ltd
2.859%, 11/01/2022 ʘ ■	10,000	9,952
2.680% (SOFR + 0.400%),
12/29/2022 ■ △	10,000	10,000
National Australia Bank Ltd
1.369%, 09/13/2022 ʘ ■	20,000	19,991
2.700% (SOFR + 0.410%),
12/05/2022 ■ △	10,000	10,000
2.710% (SOFR + 0.420%),
12/08/2022 ■ △	10,000	10,000
NRW.Bank
2.279%, 09/06/2022 ʘ ■	70,000	69,978
PSP Capital Inc
2.484%, 10/11/2022 ʘ ■	18,000	17,951
Skandinaviska Enskilda
Banken AB
2.450% (SOFR + 0.170%),
09/09/2022 ■ △	10,000	10,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Suncorp Metway Ltd
2.484%, 10/05/2022 ʘ ■	$20,000	$19,954
Westpac Banking Corp
2.710% (SOFR + 0.420%),
12/19/2022 ■ △	10,000	10,000
Total Financial Company
Commercial Paper
(Cost $402,409)		402,409

Asset Backed Commercial
Paper – 14.6%
Autobahn Funding Co LLC
2.372%, 09/01/2022 ʘ ■	6,750	6,750
2.383%, 09/09/2022 ʘ ■	22,500	22,488
2.362%, 09/13/2022 ʘ ■	20,000	19,984
2.433%, 09/19/2022 ʘ ■	10,000	9,988
2.383%, 09/20/2022 ʘ ■	20,000	19,975
2.383%, 09/22/2022 ʘ ■	20,000	19,973
Collateralized Commercial
Paper FLEX Co., LLC
2.470% (SOFR + 0.180%),
09/08/2022 ■ △	15,000	15,000
2.740% (SOFR + 0.450%),
12/06/2022 ■ △	10,000	10,000
Collateralized Commercial
Paper V Co., LLC
2.490% (SOFR + 0.200%),
09/19/2022 △	10,000	10,000
2.100% (SOFR + 0.570%),
01/13/2023 △	10,000	10,000
2.660% (SOFR + 0.370%),
01/31/2023 △	10,000	10,000
Fairway Finance Co, LLC
1.774%, 09/27/2022 ʘ ■	5,540	5,533
Liberty Street Funding LLC
2.839%, 10/26/2022 ʘ ■	15,000	14,936
2.738%, 11/07/2022 ʘ ■	12,250	12,188
Longship Funding LLC
2.352%, 09/01/2022 ʘ ■	20,000	20,000
2.565%, 10/03/2022 ʘ ■	20,000	19,955
Mont Blanc Capital Corp
2.565%, 09/15/2022 ʘ ■	8,297	8,289
2.535%, 09/16/2022 ʘ ■	29,641	29,610
2.839%, 10/26/2022 ʘ ■	10,000	9,957
3.082%, 11/23/2022 ʘ ■	8,760	8,699
Old Line Funding LLC
2.670% (U.S. Federal
Funds Effective
Rate + 0.340%),
11/08/2022 ■ △	10,000	10,000
2.720% (U.S. Federal
Funds Effective
Rate + 0.390%),
12/15/2022 ■ △	25,000	25,000

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	23

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Sheffield Receivables Co LLC
2.535%, 09/12/2022 ʘ ■	$16,000	$15,988
Thunder Bay Funding LLC
2.720% (U.S. Federal
Funds Effective
Rate + 0.390%),
12/15/2022 ■ △	25,000	25,000
Total Asset Backed
Commercial Paper
(Cost $359,313)		359,313

Certificates of
Deposit – 14.1%
Bank of Nova Scotia
2.690% (SOFR + 0.400%),
11/21/2022 △	14,000	14,000
2.690% (SOFR + 0.400%),
12/05/2022 △	10,000	10,000
2.810% (SOFR + 0.520%),
01/20/2023 △	20,000	20,000
Commonwealth Bank of
Australia/NY
2.660% (SOFR + 0.370%),
01/06/2023 △	10,000	10,000
Credit Industriel et
Commercial/NY
2.860% (SOFR + 0.570%),
03/03/2023 △	10,000	10,000
Mizuho Bank Ltd/NY
2.590% (SOFR + 0.310%),
09/21/2022 △	10,000	10,000
2.620% (SOFR + 0.340%),
11/03/2022 △	10,000	10,000
2.510% (SOFR + 0.230%),
11/28/2022 △	20,000	20,000
Nordea Bank ABP/NY
2.680% (SOFR + 0.390%),
03/24/2023 △	20,000	20,000
Sumitomo Mitsui Bank/NY
1.910% (SOFR + 0.380%),
10/17/2022 △	7,000	7,000
1.940% (SOFR + 0.400%),
11/08/2022 △	20,000	20,000
2.700%, 11/15/2022	10,000	10,000
Sumitomo Mitsui Trust/NY
2.290%, 09/07/2022 ʘ	80,000	80,000
2.700%, 10/04/2022	10,000	10,000
2.610% (SOFR + 0.330%),
11/21/2022 △	15,000	15,000
1.900% (SOFR + 0.380%),
11/28/2022 △	15,000	15,000

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Toronto Dominion Bank/NY
2.860% (SOFR + 0.580%),
02/27/2023 △	$10,000	$10,000
Westpac Banking Corp
2.420% (SOFR + 0.140%),
10/07/2022 △	20,000	20,000
Westpac Banking Corp/NY
2.420% (SOFR + 0.130%),
09/02/2022 △	18,000	18,000
2.650% (SOFR + 0.360%),
11/14/2022 △	10,000	10,000
2.850% (SOFR + 0.560%),
03/03/2023 △	10,000	10,000
Total Certificates of Deposit
(Cost $349,000)		349,000

Non-Financial Company
Commercial Paper – 9.9%
FMS Wertmanagement
2.352%, 09/12/2022 ʘ ■	35,000	34,975
John Deere Capital Corp
2.352%, 09/02/2022 ʘ ■	20,000	19,999
Novartis Finance Corp
2.332%, 09/02/2022 ʘ ■	8,000	7,999
2.332%, 09/12/2022 ʘ ■	28,800	28,780
TotalEnergies Capital Canada Ltd
2.352%, 09/08/2022 ʘ ■	17,000	16,992
TotalEnergies Capital SA
2.352%, 09/06/2022 ʘ	35,000	34,989
Walmart Inc
2.302%, 09/08/2022 ʘ ■	20,000	19,991
2.302%, 09/09/2022 ʘ ■	27,700	27,686
2.345%, 09/19/2022 ʘ ■	53,200	53,139
Total Non-Financial
Company Commercial Paper
(Cost $244,550)		244,550

Non-Negotiable
Time Deposits – 8.9%
Canadian Imperial Bank of
Commerce, Toronto Branch
2.300%, 09/01/2022	120,000	120,000
Cooperatieve Rabobank UA,
New York Branch
2.300%, 09/01/2022	25,000	25,000
Credit Agricole Corporate &
Investment Bank, New York Branch
2.300%, 09/01/2022	75,950	75,950
Total Non-Negotiable
Time Deposits
(Cost $220,950)		220,950

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Other Instruments – 1.8%
BNZ International Funding
2.650%, 11/03/2022 ■	$3,450	$3,448
Metropolitan Life
Global Funding I
2.630% (SOFR + 0.350%),
09/08/2022 ■ △	25,000	25,001
Toyota Motor Credit Corp
2.630% (SOFR + 0.340%),
10/14/2022 △	15,000	15,001
Total Other Instruments
(Cost $43,450)		43,450

Variable Rate
Demand Note – 0.5%
Mayor and City Council
of Baltimore, Maryland,
Baltimore City Parking System
Facilities, Series 2008
(LOC: Bank of America)
2.330%, 09/07/2022 # ø	12,200	12,200
(Cost $12,200)

U.S. Government
Agency Debt – 0.4%
Federal Home Loan Bank
1.250%, 03/14/2023 ∞	10,000	10,000
(Cost $10,000)

Other Repurchase
Agreements – 24.6%
Bank of America Securities Inc.
2.390%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $45,003
(collateralized by various
securities: Total market
value $47,251) △	45,000	45,000
2.570% (OBFR + 0.250%),
dated 08/31/2022,
matures 10/05/2022,
repurchase price $25,062
(collateralized by various
securities: Total market
value $26,250) △ ∞	25,000	25,000
BNP Paribas
2.430% (OBFR + 0.110%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $5,000
(collateralized by various
securities: Total market
value $5,252) △	5,000	5,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
2.470% (OBFR + 0.150%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $78,005
(collateralized by various
securities: Total market
value $81,900) △	$78,000	$78,000
2.570% (OBFR + 0.250%),
dated 08/31/2022,
matures 10/05/2022,
repurchase price 25,062
(collateralized by various
securities: Total market
value $26,250) △ ∞	25,000	25,000
Credit Agricole Corporate
& Investment Bank
2.380% (OBFR + 0.060%),
dated 08/31/2022,
matures 09/07/2022,
repurchase price $20,009
(collateralized by various
securities: Total market
value $20,984) △ ø	20,000	20,000
HSBC Securities (USA) Inc.
2.420% (OBFR + 0.100%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $65,004
(collateralized by various
securities: Total market
value $67,524) △	65,000	65,000
2.580% (SOFR + 0.300%),
dated 08/31/2022,
matures 10/31/2022,
repurchase price $7,031
(collateralized by various
securities: Total market
value $7,351) △ ∞	7,000	7,000
ING Financial Markets LLC
2.420% (OBFR + 0.100%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $7,000
(collateralized by various
securities: Total market
value $7,351) △	7,000	7,000
JP Morgan Securities, LLC
2.470% (OBFR + 0.150%),
dated 08/31/2022,
matures 09/07/2022,
repurchase price $20,010
(collateralized by various
securities: Total market
value $21,045) △	20,000	20,000

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	25

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
2.620% (1 Month
LIBOR USD + 0.230%),
dated 08/31/2022,
matures 10/05/2022,
repurchase price $30,076
(collateralized by various
securities: Total market
value $31,569) △ ∞	$30,000	$30,000
MUFG Securities Americas Inc.
2.390% (OBFR + 0.070%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $117,008
(collateralized by various
securities: Total market
value $122,850) △	117,000	117,000
Societe Generale SA
2.500% (OBFR + 0.180%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $91,006
(collateralized by various
securities: Total market
value $95,536)	91,000	91,000
TD Securities (USA) LLC
2.390% (OBFR + 0.070%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $16,001
(collateralized by various
securities: Total market
value $16,800) △	16,000	16,000
2.390% (OBFR + 0.070%),
dated 08/31/2022,
matures 09/01/2022,
repurchase price $57,004
(collateralized by various
securities: Total market
value $59,850) △	57,000	57,000
Total Other Repurchase
Agreements
(Cost $608,000)		608,000

U.S. Treasury Repurchase
Agreements – 9.7%
Bank of Nova Scotia
2.250%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $113,466
(collateralized by U.S.
Treasury obligations:
Total market value
$115,728)	113,459	113,459
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Credit Agricole Corporate
& Investment Bank
2.230%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $124,812
(collateralized by U.S.
Treasury obligations:
Total market value
$127,301)	$124,804	$124,804
Total U.S. Treasury
Repurchase Agreements
(Cost $238,263)		238,263
Total Investments ▲ – 100.8%
(Cost $2,488,135)		2,488,135
Other Assets and
Liabilities, Net – (0.8)%		(20,757)
Total Net Assets – 100.0%		$2,467,378

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

ʘ	Rate shown is the annualized yield as of August 31, 2022.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2022, the value of these investments was $874,803 or 35.5% of total net assets.

△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2022.

★	Security purchased on a when-issued basis. On August 31, 2022, the total cost of investments purchased on a when-issued basis was $20,000 or 0.8% of total net assets.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

Ø	The maturity date shown represents the next put date.

∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2022, the value of these investments was $97,000 or 3.9% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2022, the cost of investments for federal income tax purposes was $2,488,135. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Retail Prime Obligations Fund (concl.)

Investment Abbreviations:
BSBY	–	Bloomberg Short-Term Bank Yield
LOC	–	Letter of Credit
LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	27

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Retail Tax Free

Obligations Fund

DESCRIPTION	PAR	VALUE ✇
Variable Rate
Demand Notes – 78.2%
Alaska – 3.2%
City of Valdez, Alaska, Marine
Terminal Revenue Refunding
Bonds, Series 1993
(GTD: Exxon Mobil Corp)
1.000%, 09/01/2022 # ø	$15,260	$15,260
City of Valdez, Alaska, Marine
Terminal Revenue Refunding
Bonds, Series 1993-B
(GTD: Exxon Mobil Corp)
1.000%, 09/01/2022 # ø	340	340
		15,600
Arizona – 0.6%
Arizona Health Facilities
Authority Revenue bonds,
Banner Health, Series 2015C
(LOC: Bank of America)
1.030%, 09/01/2022 # ø	2,950	2,950
California – 7.3%
ABAG Finance Authority for
Nonprofit Corporations, Sharp
HealthCare, Series 2009A
(LOC: Bank of America)
1.260%, 09/07/2022 # ø	4,775	4,775
ABAG Finance Authority for
Nonprofit Corporations, Sharp
HealthCare, Series 2009C
(LOC: Citibank)
1.260%, 09/07/2022 # ø	13,035	13,035
ABAG Finance Authority for
Nonprofit Corporations, Sharp
HealthCare, Series 2009D
(LOC: Citibank)
1.260%, 09/07/2022 # ø	5,125	5,125
Antelope Valley-East Kern
Water Agency, Series 2008A-2
(LOC: Wells Fargo Bank)
1.450%, 09/07/2022 # ø	2,560	2,560
Bonds of Irvine Ranch Water
District, Series 2009B
(LOC: Bank of America)
0.770%, 09/01/2022 # ø	10,500	10,500
		35,995

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Colorado – 0.4%
Colorado Health Facilities
Authority, Hospital Revenue
Bonds, Series 2020A
(LOC: TD Bank)
1.030%, 09/01/2022 # ø	$2,100	$2,100
Connecticut – 0.1%
State of Connecticut Health
and Educational Facilities,
Yale University, Revenue
Bonds, 2001 V-1
0.820%, 09/01/2022 # ø	100	100
State of Connecticut Health
and Educational Facilities,
Yale University, Revenue
Bonds, 2001 V-2
0.800%, 09/01/2022 # ø	300	300
		400
District of
Columbia – 0.5%
District of Columbia,
The Pew Charitable Trusts
Issue, Series 2008A
(LOC: PNC Bank)
1.670%, 09/07/2022 # ø	2,640	2,640
Florida – 5.6%
Florida Keys Aqueduct
Authority Water Revenue
Refunding Bonds,
Series 2008 (LOC: TD Bank)
1.470%, 09/07/2022 # ø	1,680	1,680
Halifax Hospital Medical
Center, Daytona Beach,
Florida, Series 2008
(LOC: JPMorgan
Chase Bank)
1.660%, 09/07/2022 # ø	16,790	16,790
Miami-Dade County,
Fixed Rate Special
Obligation Bonds,
Series 2003A
(LOC: TD Bank)
1.480%, 09/07/2022 # ø	630	630
Orange County Health
Facilities Authority, The
Nemours Foundation Project,
Series 2009B (LOC:
Northern Trust Company)
1.600%, 09/07/2022 # ø	8,745	8,745
		27,845

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Georgia – 2.9%
Macon Water Authority,
Tax-Exempt Adjustable Mode
Water & Sewer Refunding and
Improvement Revenue Bonds,
Series 2018B
1.750%, 09/07/2022 # ø	$14,520	$14,520
Illinois – 14.1%
Illinois Education Facilities
Authority, Newberry Library,
Series 1988 (LOC: Northern
Trust Company)
1.600%, 09/07/2022 # ø	1,635	1,635
Illinois Education Facilities
Authority, The Adler
Planetarium, Series 1997
(LOC: PNC Bank)
1.560%, 09/07/2022 # ø	5,100	5,100
Illinois Finance Authority,
Fenwick High School, Inc.
Project, Series 2007
(LOC: PNC Bank)
1.670%, 09/07/2022 # ø	5,635	5,635
Illinois Finance Authority,
Richard Driehaus Foundation,
Series 2005 (LOC: Northern
Trust Company)
1.500%, 09/07/2022 # ø	12,100	12,100
Illinois Finance Authority,
St. Ignatius College Prep
Project, Series 2006
(LOC: PNC Bank)
1.510%, 09/07/2022 # ø	10,800	10,800
Illinois Finance Authority,
Steppenwolf Theatre
Company Project, Series 2019
(LOC: Northern Trust Company)
1.720%, 09/07/2022 # ø	22,000	22,000
Illinois Finance Authority,
The Latin School of Chicago
Project, Series 2005A
(LOC: JPMorgan Chase Bank)
1.670%, 09/07/2022 # ø	6,070	6,070
Illinois Finance Authority,
The University of Chicago
Medical Center, Series 2010B
(LOC: Wells Fargo Bank)
1.030%, 09/01/2022 # ø	850	850

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
University of Illinois Health
Services Facilities System
Revenue Bonds, Series 1997B
(LOC: Wells Fargo Bank)
1.600%, 09/07/2022 # ø	$5,700	$5,700
		69,890
Indiana – 1.1%
Indiana Finance Authority,
Parkview Health System
Obligated Group, Series 2009C
(LOC: Sumitomo
Mitsui Banking)
1.560%, 09/07/2022 # ø	5,375	5,375
Iowa – 0.1%
Iowa Finance Authority
Revenue Bonds, UnityPoint
Health, Series 2013B-1
(LOC: TD Bank)
1.040%, 09/01/2022 # ø	230	230
Iowa Finance Authority
Revenue Bonds, UnityPoint
Health, Series 2018F
(LOC: JPMorgan Chase Bank)
1.080%, 09/01/2022 # ø	300	300
		530
Kentucky – 4.0%
Louisville/Jefferson County
Metro Government, Norton
Healthcare, Inc, Series 2013C
(LOC: PNC Bank)
1.560%, 09/07/2022 # ø	19,840	19,840
Maryland – 2.6%
Maryland State Health &
Higher Educational Facilities
Authority Revenue Bonds,
Series 1985A (LOC: TD Bank)
1.430%, 09/07/2022 # ø	2,600	2,600
Maryland State Health &
Higher Educational Facilities
Authority Revenue Bonds,
Series 1985B (LOC: TD Bank)
1.480%, 09/07/2022 # ø	9,950	9,950
		12,550
Michigan – 0.1%
University of Michigan,
General Revenue Bonds,
Series 2012D-1
0.980%, 09/01/2022 # ø	635	635

FIRST AMERICAN FUNDS 2022 ANNUAL REPORT	29

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Minnesota – 6.1%
City of Minneapolis and
The Housing and
Redevelopment Authority
of The City of Saint Paul,
Minnesota, Allina Health
System, Series 2007C-1
(LOC: Wells Fargo Bank)
1.670%, 09/07/2022 # ø	$10,200	$10,200
City of Minneapolis and
The Housing and
Redevelopment Authority
of The City of Saint Paul,
Minnesota, Allina Health
System, Series 2007C-2
(LOC: Wells Fargo Bank)
1.650%, 09/07/2022 # ø	1,435	1,435
City of Minneapolis and
The Housing and
Redevelopment Authority
of The City of Saint Paul,
Minnesota, Allina Health
System, Series 2009B-1
(LOC: JPMorgan Chase Bank)
0.990%, 09/01/2022 # ø	100	100
City of Minneapolis and
The Housing and
Redevelopment Authority
of The City of Saint Paul,
Minnesota, Allina Health
System, Series 2009C
(LOC: Wells Fargo Bank)
1.650%, 09/07/2022 # ø	3,950	3,950
Minnesota Higher Education
Facilities Authority, Macalester
College, Series Five-Q
1.780%, 09/07/2022 # ø	9,025	9,025
Minnesota Higher Education
Facilities Authority, Macalester
College, Series Three-Z
1.580%, 09/07/2022 # ø	5,400	5,400
		30,110
Mississippi – 5.0%
Mississippi Business Finance
Corporation, Chevron Gulf
Opportunity Zone, Series 2009A
(GTD: Chevron Corp)
1.000%, 09/01/2022 # ø	2,600	2,600

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Mississippi Business Finance
Corporation, Chevron Gulf
Opportunity Zone, Series 2009B
(GTD: Chevron Corp)
1.000%, 09/01/2022 # ø	$535	$535
Mississippi Business Finance
Corporation, Chevron Gulf
Opportunity Zone, Series 2009C
(GTD: Chevron Corp)
1.000%, 09/01/2022 # ø	3,400	3,400
Mississippi Business Finance
Corporation, Chevron Gulf
Opportunity Zone, Series 2009E
(GTD: Chevron Corp)
1.000%, 09/01/2022 # ø	1,250	1,250
Mississippi Business Finance
Corporation, Chevron Gulf
Opportunity Zone, Series 2010G
(GTD: Chevron Corp)
1.000%, 09/01/2022 # ø	3,240	3,240
Mississippi Business Finance
Corporation, Chevron Gulf
Opportunity Zone, Series 2010I
(GTD: Chevron Corp)
1.000%, 09/01/2022 # ø	4,950	4,950
Mississippi Business Finance
Corporation, Chevron Gulf
Opportunity Zone, Series 2011A
(GTD: Chevron Corp)
1.000%, 09/01/2022 # ø	8,560	8,560
		24,535
Nevada – 1.8%
Clark County, Nevada, Airport
System Subordinate Lien
Revenue Bonds,
Series 2008D-2A
(LOC: Wells Fargo Bank)
1.550%, 09/07/2022 # ø	3,090	3,090
Clark County, Nevada, Airport
System Subordinate Lien
Revenue Bonds,
Series 2008D-3
(LOC: Bank of America)
1.500%, 09/07/2022 # ø	5,660	5,660
		8,750

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
New Jersey – 1.4%
Essex County Improvement
Authority, Series 1986
(LOC: Wells Fargo Bank)
1.520%, 09/07/2022 # ø	$7,000	$7,000
Pennsylvania – 1.6%
Pennsylvania Turnpike
Commission Variable Rate
Turnpike Revenue Bonds,
Second Series of 2019
(LOC: TD Bank)
1.650%, 09/07/2022 # ø	7,620	7,620
Tennessee – 0.4%
The Public Building Authority
of Sevier County, Tennessee,
Revenue Program B,
Series 2010V-C-1
(GTD: FHLB)
1.690%, 09/07/2022 # ø	2,115	2,115
Texas – 6.2%
City of Houston, Texas,
Combined Utility System,
Series 2004B-6
(LOC: Sumitomo
Mitsui Banking)
1.680%, 09/07/2022 # ø	17,165	17,165
Gulf Coast Industrial
Development Authority
Revenue Bonds,
Series 2012
(GTD: Exxon Mobil Corp)
0.900%, 09/01/2022 # ø	2,100	2,100
Lower Neches Valley
Authority Industrial
Development Corporation
Revenue Bonds, Series 2002A
(GTD: Exxon Mobil Corp)
1.010%, 09/01/2022 # ø	400	400
Lower Neches Valley
Authority Industrial
Development Corporation
Revenue Bonds, Series 2010
(GTD: Exxon Mobil Corp)
1.010%, 09/01/2022 # ø	3,520	3,520
Lower Neches Valley
Authority Industrial
Development Corporation
Revenue Bonds, Series 2011
(GTD: Exxon Mobil Corp)
1.010%, 09/01/2022 # ø	700	700

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Tarrant County Cultural
Education Facilities Finance
Corp, Methodist Hospitals of
Dallas Project, Series 2008A
(LOC: TD Bank)
1.040%, 09/01/2022 # ø	$2,600	$2,600
University of Texas System,
Series 2008A
1.610%, 09/07/2022 # ø	100	100
1.620%, 09/07/2022 # ø	4,190	4,190
		30,775
Virginia – 7.2%
Industrial Development
Authority of Loudoun County,
Virginia, Howard Hughes
Medical Institute Issue,
Series 2003E
1.400%, 09/07/2022 # ø	19,960	19,960
Industrial Development
Authority of Loudoun County,
Virginia, Howard Hughes
Medical Institute Issue,
Series 2003F
1.400%, 09/07/2022 # ø	8,200	8,200
Portsmouth Redevelopment
& Housing Authority,
Phoebus Square Apartments,
Series 2008 (LOC: Bank of
America) (GTD: FHLMC)
1.690%, 09/07/2022 # ø	7,200	7,200
		35,360
Washington – 5.9%
Port of Tacoma, Subordinate
Lien Revenue Bonds,
Series 2008B
(LOC: Bank of America)
1.520%, 09/07/2022 # ø	25,000	25,000
Washington State Housing
Finance Commission,
Living Care Centers Project,
Series 2000
(LOC: Wells Fargo Bank)
1.690%, 09/07/2022 # ø	4,125	4,125
		29,125
Total Variable Rate
Demand Notes
(Cost $386,260)		386,260

FIRST AMERICAN FUNDS 2022 ANNUAL REPORT	31

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Retail Tax Free

Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Non-Financial Company
Commercial Paper – 20.5%
Montgomery County,
Maryland, Series 2010B
1.330%, 10/04/2022	$5,000	$5,000
1.330%, 10/04/2022	10,000	10,000
Texas A&M University,
Series B
1.250%, 10/05/2022	25,000	25,000
Texas Technical University,
Series A
1.200%, 09/22/2022	15,298	15,298
University of Michigan,
IAM Commercial Paper Notes,
Series L-1
1.400%, 10/05/2022	10,400	10,400
University of Minnesota,
Series D
1.870%, 09/21/2022	11,977	11,977
University of Texas System,
Series A
1.150%, 09/06/2022	9,500	9,500
1.850%, 09/16/2022	14,000	14,000
Total Non-Financial Company
Commercial Paper
(Cost $101,175)		101,175

Other Municipal
Security – 2.2%
Town of South Windsor,
Connecticut
2.250%, 02/10/2023	11,000	11,075
(Cost $11,075)
Total Investments ▲ – 100.9%
(Cost $498,510)		498,510
Other Assets and
Liabilities, Net – (0.9)%		(4,224)
Total Net Assets – 100.0%		$494,286

Retail Tax Free

Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).

Ø	The maturity date shown represents the next put date.

▲	On August 31, 2022, the cost of investments for federal income tax purposes was $498,510. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:

FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Association
GTD	–	Guaranteed
LOC	–	Letter of Credit

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 27.3%
U.S. Treasury Bills ⊙
0.618%, 09/01/2022	$50,000	$50,000
0.133%, 09/08/2022	450,000	449,989
2.176%, 09/13/2022	125,000	124,911
0.823%, 09/15/2022	510,000	509,839
2.156%, 09/20/2022	200,000	199,775
0.341%, 10/06/2022	491,000	490,839
0.153%, 11/03/2022	250,000	249,934
0.304%, 11/17/2022	150,000	149,904
1.057%, 12/29/2022	120,000	119,586
2.986%, 01/26/2023	186,000	183,763
1.200%, 02/23/2023	50,000	49,712
1.882%, 04/20/2023	80,000	79,047
2.986%, 05/18/2023	60,000	58,729
U.S. Treasury Notes
1.500%, 09/15/2022	50,000	50,024
2.541% (3 Month U.S.
Treasury Money Market
Yield + 0.055%),
10/31/2022 △	765,000	765,004
0.125%, 11/30/2022	60,000	59,968
2.950% (3 Month U.S.
Treasury Money Market
Yield + 0.049%),
01/31/2023 △	850,000	850,044
2.935% (3 Month U.S.
Treasury Money Market
Yield + 0.034%),
04/30/2023 △	350,000	350,012
0.125%, 05/31/2023	125,000	123,055
0.125%, 06/30/2023	50,000	49,128
2.625%, 06/30/2023	80,000	80,142
2.930% (3 Month U.S.
Treasury Money Market
Yield + 0.029%),
07/31/2023 △	675,000	675,030
2.936% (3 Month U.S.
Treasury Money Market
Yield + 0.035%),
10/31/2023 △	550,000	550,027
2.886% (3 Month U.S.
Treasury Money Market
Yield – 0.015%),
01/31/2024 △	455,000	455,081
2.826% (3 Month U.S.
Treasury Money Market
Yield – 0.075%),
04/30/2024 △	505,000	504,609
2.977% (3 Month U.S.
Treasury Money Market
Yield + 0.037%),
07/31/2024 △	550,000	550,023
Total U.S. Treasury Debt
(Cost $7,778,175)		7,778,175

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury
Repurchase
Agreements – 72.8%
Bank of America Securities Inc.
2.250%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	$100,000	$100,000
Bank of Nova Scotia
2.250%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $259,897
(collateralized by U.S.
Treasury obligations:
Total market value
$265,079)	259,881	259,881
Barclays Capital Inc.
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
BNP Paribas
2.260%, dated
08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
2.500%, dated
08/08/2022,
matures 09/07/2022,
repurchase price $150,313
(collateralized by U.S.
Treasury obligations:
Total market value
$153,000) ø	150,000	150,000
2.550%, dated
08/18/2022,
matures 09/07/2022,
repurchase price $741,028
(collateralized by U.S.
Treasury obligations:
Total market value
$754,800) ø	740,000	740,000

FIRST AMERICAN FUNDS 2022 ANNUAL REPORT	33

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
Canadian Imperial Bank
of Commerce
2.300%, dated 07/28/2022,
matures 09/07/2022,
repurchase price $726,899
(collateralized by U.S.
Treasury obligations:
Total market value
$741,154) ø	$725,000	$725,000
Credit Agricole Corporate
& Investment Bank
2.230%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $285,887
(collateralized by U.S.
Treasury obligations:
Total market value
$291,586)	285,869	285,869
Federal Reserve Bank
of New York
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $16,451,051
(collateralized by U.S.
Treasury obligations:
Total market value
$16,451,051)	16,450,000	16,450,000
Fixed Income Clearing Corp.
2.280%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,008)	100,000	100,000
2.290%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,001)	100,001	100,001
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $250,016
(collateralized by U.S.
Treasury obligations:
Total market value
$255,000)	250,000	250,000
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $250,016
(collateralized by U.S.
Treasury obligations:
Total market value
$255,000)	250,000	250,000

Treasury Obligations Fund (cont.)

DESCRIPTION	PAR	VALUE ✇
HSBC Securities (USA) Inc.
2.270%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,006)	$100,000	$100,000
ING Financial Markets LLC
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000)	100,000	100,000
2.300%, dated 08/26/2022,
matures 09/02/2022,
repurchase price $50,022
(collateralized by U.S.
Treasury obligations:
Total market value
$51,000)	50,000	50,000
MUFG Securities Canada Ltd.
2.260%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $100,006
(collateralized by U.S.
Treasury obligations:
Total market value
$102,006)	100,000	100,000
RBC Dominion Securities Inc.
2.300%, dated 08/31/2022,
matures 09/01/2022,
repurchase price $500,032
(collateralized by U.S.
Treasury obligations:
Total market value
$510,000)	500,000	500,000
2.300%, dated 08/17/2022,
matures 09/07/2022,
repurchase price $285,382
(collateralized by U.S.
Treasury obligations:
Total market value
$290,700) ø	285,000	285,000
Total U.S. Treasury
Repurchase Agreements
(Cost $20,745,751)		20,745,751
Total Investments ▲ – 100.1%
(Cost $28,523,926)		28,523,926
Other Assets and
Liabilities, Net – (0.1)%		(39,216)
Total Net Assets – 100.0%		$28,484,710

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

Treasury Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊙	Rate shown is the annualized yield as of August 31, 2022.

△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2022.

Ø	The maturity date shown represents the next put date.

▲	On August 31, 2022, the cost of investments for federal income tax purposes was $28,523,926. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2022 ANNUAL REPORT	35

Schedule of Investments	August 31, 2022, all dollars rounded to thousands (000 omitted)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 100.1%
U.S. Treasury Bills ⊙
1.836%, 09/01/2022	$125,000	$125,000
2.178%, 09/06/2022	232,842	232,773
1.653%, 09/08/2022	150,000	149,952
1.830%, 09/13/2022	160,000	159,904
1.999%, 09/15/2022	251,924	251,731
2.050%, 09/20/2022	895,011	894,056
2.040%, 09/22/2022	581,014	580,332
2.242%, 09/27/2022	640,538	639,515
1.038%, 09/29/2022	42,000	41,967
1.125%, 10/06/2022	20,000	19,978
1.228%, 10/13/2022	35,000	34,951
2.527%, 10/27/2022	225,459	224,585
U.S. Treasury Notes
2.541% (3 Month U.S.
Treasury Money Market
Yield + 0.055%),
10/31/2022 △	63,906	63,907
2.950% (3 Month U.S.
Treasury Money Market
Yield + 0.049%),
01/31/2023 △	81,810	81,826
2.935% (3 Month U.S.
Treasury Money Market
Yield + 0.034%),
04/30/2023 △	80,194	80,196
0.125%, 06/30/2023	10,000	9,821
2.625%, 06/30/2023	20,000	20,035
2.930% (3 Month U.S.
Treasury Money Market
Yield + 0.029%),
07/31/2023 △	29,371	29,372
2.936% (3 Month U.S.
Treasury Money Market
Yield + 0.035%),
10/31/2023 △	25,000	25,002
2.886% (3 Month U.S.
Treasury Money Market
Yield – 0.015%),
01/31/2024 △	65,000	65,030
2.826% (3 Month U.S.
Treasury Money Market
Yield – 0.075%),
04/30/2024 △	135,522	135,434

U.S. Treasury Money Market Fund (concl.)

DESCRIPTION	PAR	VALUE ✇
2.983% (3 Month U.S.
Treasury Money Market
Yield + 0.037%),
07/31/2024 △	$37,000	$36,997
Total U.S. Treasury Debt
(Cost $3,902,364)		3,902,364
Total Investments ▲ – 100.1%
(Cost $3,902,364)		3,902,364
Other Assets and Liabilities,
Net – (0.1)%		(5,018)
Total Net Assets – 100.0%		$3,897,346

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊙	Rate shown is annualized yield as of August 31, 2022.

△	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2022.

▲	On August 31, 2022, the cost of investments for federal income tax purposes was $3,902,364. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

This page intentionally left blank.

FIRST AMERICAN FUNDS 2022 ANNUAL REPORT	37

Statements of Assets and Liabilities	August 31, 2022, all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund (as restated, note 9)	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$25,071,485	$854,487	$1,641,872	$498,510	$7,778,175	$3,902,364
Repurchase agreements, at cost	55,176,758	423,229	846,263	—	20,745,751	—
ASSETS:
Investments, in securities, at value	$25,071,485	$854,420	$1,641,872	$498,510	$7,778,175	$3,902,364
Repurchase agreements, at value	55,176,758	423,229	846,263	—	20,745,751	—
Cash	—	1	—	8	1	2
Receivable for interest	59,013	556	1,210	936	15,976	1,307
Receivable for capital shares sold	—	—	3,156	6	97	—
Prepaid directors’ retainer	37	7	7	7	17	8
Prepaid expenses and other assets	142	67	87	76	105	68
Total assets	80,307,435	1,278,280	2,492,595	499,543	28,540,122	3,903,749
LIABILITIES:
Over-issued shares (notes 8 & 9)	272,075	—	—	—	—	—
Dividends payable	123,107	2,275	4,290	485	49,816	5,612
Distributions payable to holders of over-issued shares (notes 8 & 9)	499	—	—	—	—	—
Payable for investments purchased	129,989	10,000	20,000	—	—	—
Payable to affiliates (note 3)	—	181	363	63	4,169	609
Payable for capital shares redeemed	10,832	—	134	4,604	—	1
Payable for distribution and shareholder services	4,128	64	406	83	1,382	156
Accrued expenses and other liabilities	111	24	24	22	45	25
Total liabilities	540,741	12,544	25,217	5,257	55,412	6,403
Net assets	$79,766,694	$1,265,736	$2,467,378	$494,286	$28,484,710	$3,897,346
COMPOSITION OF NET ASSETS:
Portfolio capital	$79,766,579	$1,265,803	$2,467,377	$494,302	$28,484,750	$3,897,406
Total distributable earnings (losses)	$115	$(67)	$1	$(16)	$(40)	$(60)
Net assets	$79,766,694	$1,265,736	$2,467,378	$494,286	$28,484,710	$3,897,346

38	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

	Government Obligations Fund (as restated, note 9)	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class A:
Net assets	$388,517	$—	$286,942	$35,244	$209,603	$32,752
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund**)	388,515	—	286,941	35,243	209,608	32,743
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00

Class D:
Net assets	$4,545,961	$—	$—	$—	$1,773,929	$73,142
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	4,545,936	—	—	—	1,773,948	73,140
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

Class P:
Net assets	$1,023,323	$—	$—	$—	$1,381,010	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	1,023,321	—	—	—	1,381,009	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—

Class T:
Net assets	$1,371,489	$63,002	$1,675,783	$377,950	$431,310	$83,118
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund***)	1,371,491	63,004	1,675,785	377,955	431,310	83,127
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

Class U:
Net assets	$3,814,197	$—	$—	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	3,814,175	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	39

Statements of Assets and Liabilities	August 31, 2022, all dollars are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund (as restated, note 9)	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class V:
Net assets	$2,028,529	$51,313	$24,518	$4,417	$615,390	$115,480
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	2,028,512	51,313	24,518	4,417	615,396	115,474
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

Class X:
Net assets	$26,411,134	$—	$7,724	$—	$8,609,415	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund****)	26,411,080	—	7,724	—	8,609,421	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—

Class Y:
Net assets	$9,562,356	$224,230	$2,928	$15,038	$2,883,223	$534,323
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	9,562,267	224,228	2,927	15,031	2,883,257	534,259
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

Class Z:
Net assets	$30,621,188	$927,191	$469,483	$61,637	$12,580,830	$3,058,531
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund*****)	30,621,037	927,259	469,482	61,635	12,580,891	3,058,577
Net asset value, offering price and redemption price per share	$1.00	$0.9999	$1.00	$1.00	$1.00	$1.00
*	The fund is required to round to its current net asset value per share to a minimum of the fourth decimal place.

**	20 billion shares were authorized for Retail Prime Obligations Fund and U.S. Treasury Money Market Fund.

***	5 billion shares were authorized for Institutional Prime Obligations Fund.

****	100 billion shares were authorized for Government Obligations Fund.

*****	100 billion shares were authorized for Government Obligations Fund and Treasury Obligations Fund.

The accompanying notes are an integral part of the financial statements.

40	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Statements of Operations	For the year ended August 31, 2022, all dollars are rounded to thousands (000 omitted)

	Government Obligations Fund (as restated, note 9)	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$445,467	$7,884	$16,081	$2,251	$160,628	$19,969
Total investment income	445,467	7,884	16,081	2,251	160,628	19,969
EXPENSES (note 1 and note 3):
Investment advisory fees	86,824	1,293	2,368	517	28,303	4,298
Administration fees and expenses	80,158	1,246	2,352	521	26,159	3,992
Transfer agent fees and expenses	708	46	81	43	266	77
Custodian fees	3,299	49	90	20	1,075	163
Legal fees	126	29	30	28	75	33
Audit fees	147	30	30	28	60	32
Registration fees	2,347	122	227	97	405	183
Postage and printing fees	127	4	34	2	42	7
Directors’ fees	504	100	103	97	229	114
Distributions to holders of over-issued shares (notes 8 & 9)	2,329	—	—	—	—	—
Other expenses	675	155	105	93	300	155
Distribution and shareholder servicing (12b-1) fees:
Class A	1,044	—	774	133	434	100
Class D	6,969	—	—	—	2,829	153
Shareholder servicing (non 12b-1) fees:
Class A	1,080	—	780	133	434	100
Class D	11,604	—	—	—	4,707	255
Class T	2,637	122	3,147	756	882	193
Class V	2,169	46	23	12	877	148
Class Y	25,016	580	8	43	6,991	1,541
Total expenses	227,763	3,822	10,152	2,523	74,068	11,544
Less: Fee waivers (note 3)	(116,624)	(1,670)	(4,116)	(1,282)	(34,577)	(5,377)
Total net expenses	111,139	2,152	6,036	1,241	39,491	6,167
Investment income – net	334,328	5,732	10,045	1,010	121,137	13,802
Net gain (loss) on investments	69	—	5	—	(40)	(79)
Net change in unrealized appreciation (depreciation) on investments	—	(78)	—	—	—	—
Net increase in net assets resulting from operations	$334,397	$5,654	$10,050	$1,010	$121,097	$13,723

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	41

Statements of Changes in Net Assets	All dollars are rounded to thousands (000 omitted)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended 8/31/2022 (as restated, note 9)	Year Ended 8/31/2021 (as restated, note 9)	Year Ended 8/31/2022	Year Ended 8/31/2021	Year Ended 8/31/2022	Year Ended 8/31/2021
OPERATIONS:
Investment income – net	$334,328	$16,666	$5,732	$449	$10,045	$205
Net realized gain on investments	69	292	—	1	5	4
Net change in unrealized appreciation (depreciation) on investments	—	—	(78)	(206)	—	—
Net increase in net assets resulting from operations	334,397	16,958	5,654	244	10,050	209
DISTRIBUTIONS TO SHAREHOLDERS (note 1):
Class A	(1,083)	(17)	—	—	(773)	(22)
Class D	(12,806)	(218)	—	—	—	—
Class P	(4,495)	(782)	—	—	—	—
Class T	(4,486)	(69)	(242)	(4)	(6,828)	(71)
Class U	(16,423)	(1,986)	—	—	—	—
Class V	(7,181)	(128)	(230)	(2)	(107)	(2)
Class X	(117,758)	(7,455)	—	—	(37)	(14)
Class Y	(31,729)	(577)	(868)	(15)	(12)	(15)
Class Z	(138,699)	(5,528)	(4,392)	(428)	(2,298)	(81)
Total distributions	(334,660)	(16,760)	(5,732)	(449)	(10,055)	(205)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	1,155,970	834,676	—	—	226,625	171,730
Reinvestment of distributions	110	3	—	—	255	17
Payments for redemptions	(1,066,530)	(807,534)	—	—	(298,188)	(280,785)
Increase (decrease) in net assets from Class A transactions	89,550	27,145	—	—	(71,308)	(109,038)
Class D:
Proceeds from sales	8,725,132	7,990,995	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(8,712,989)	(6,930,505)	—	—	—	—
Increase in net assets from Class D transactions	12,143	1,060,490	—	—	—	—
Class P:
Proceeds from sales	4,888,552	16,313,129	—	—	—	—
Reinvestment of distributions	224	166	—	—	—	—
Payments for redemptions	(4,950,550)	(16,123,221)	—	—	—	—
Increase (decrease) in net assets from Class P transactions	(61,774)	190,074	—	—	—	—

42	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended 8/31/2022 (as restated, note 9)	Year Ended 8/31/2021 (as restated, note 9)	Year Ended 8/31/2022	Year Ended 8/31/2021	Year Ended 8/31/2022	Year Ended 8/31/2021
Class T:
Proceeds from sales	2,318,803	2,965,775	239,627	289,436	2,479,212	2,662,050
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(2,208,013)	(1,705,074)	(241,511)	(288,702)	(2,184,349)	(1,281,135)
Increase (decrease) in net assets from Class T transactions	110,790	1,260,701	(1,884)	734	294,863	1,380,915
Class U:
Proceeds from sales	31,563,771	34,404,817	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(34,144,447)	(32,911,213)	—	—	—	—
Increase (decrease) in net assets from Class U transactions	(2,580,676)	1,493,604	—	—	—	—
Class V:
Proceeds from sales	7,099,403	8,122,385	82,093	85,889	39,687	42,386
Reinvestment of distributions	108	4	1	—	—	—
Payments for redemptions	(7,208,967)	(8,020,569)	(76,652)	(67,568)	(35,489)	(51,515)
Increase (decrease) in net assets from Class V transactions	(109,456)	101,820	5,442	18,321	4,198	(9,129)
Class X:
Proceeds from sales	176,207,425	37,935,790	—	—	24,220	33,730
Reinvestment of distributions	12,703	3,276	—	—	5	5
Payments for redemptions	(169,808,831)	(36,929,199)	—	—	(39,007)	(42,821)
Increase (decrease) in net assets from Class X transactions	6,411,297	1,009,867	—	—	(14,782)	(9,086)
Class Y:
Proceeds from sales	25,269,936	26,698,635	865,302	907,602	8,285	207,413
Reinvestment of distributions	1,070	44	3	—	—	—
Payments for redemptions	(24,741,030)	(27,803,695)	(861,449)	(1,004,466)	(11,362)	(1,643,879)
Increase (decrease) in net assets from Class Y transactions	529,976	(1,105,016)	3,856	(96,864)	(3,077)	(1,436,466)
Class Z:
Proceeds from sales	328,756,631	374,601	3,782,721	3,871,396	924,488	994,246
Reinvestment of distributions	7,339	415	390	19	401	25
Payments for redemptions	(318,142,933)	(374,967)	(3,948,357)	(3,437,867)	(876,672)	(1,146,247)
Increase (decrease) in net assets from Class Z transactions	10,621,037	49	(165,246)	433,548	48,217	(151,976)
Increase (decrease) in net assets from capital share transactions	15,022,887	4,038,734	(157,832)	355,739	258,111	(334,780)
Total increase (decrease) in net assets	15,022,624	4,038,932	(157,910)	355,534	258,106	(334,776)
Net assets at beginning of year	64,744,070	60,705,138	1,423,646	1,068,112	2,209,272	2,544,048
Net assets at end of year	$79,766,694	$64,744,070	$1,265,736	$1,423,646	$2,467,378	$2,209,272

1 For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	43

Statements of Changes in Net Assets	All dollars are rounded to thousands (000 omitted)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended 8/31/2022	Year Ended 8/31/2021	Year Ended 8/31/2022	Year Ended 8/31/2021	Year Ended 8/31/2022	Year Ended 8/31/2021
OPERATIONS:
Investment income – net	$1,010	$30	$121,137	$6,554	$13,802	$150
Net realized gain (loss) on investments	—	—	(40)	80	(79)	22
Net increase in net assets resulting from operations	1,010	30	121,097	6,634	13,723	172
DISTRIBUTIONS TO SHAREHOLDERS (note 1):
Class A	(42)	(3)	(452)	(11)	(51)	(3)
Class D	—	—	(5,048)	(104)	(141)	(7)
Class P	—	—	(5,518)	(561)	—	—
Class T	(719)	(19)	(1,600)	(22)	(254)	(6)
Class V	(22)	(1)	(3,002)	(47)	(429)	(10)
Class X	—	—	(39,555)	(2,851)	—	—
Class Y	(31)	(5)	(9,003)	(161)	(1,179)	(40)
Class Z	(202)	(2)	(56,962)	(2,797)	(11,784)	(319)
Total distributions	(1,016)	(30)	(121,140)	(6,554)	(13,838)	(385)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	152,341	44,040	331,468	382,982	75,695	106,809
Reinvestment of distributions	2	—	17	1	1	—
Payments for redemptions	(158,493)	(65,908)	(322,631)	(357,806)	(98,171)	(88,822)
Increase (decrease) in net assets from Class A transactions	(6,150)	(21,868)	8,854	25,177	(22,475)	17,987
Class D:
Proceeds from sales	—	—	2,746,626	2,787,790	507,798	442,021
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(2,940,778)	(2,848,514)	(523,852)	(416,944)
Increase (decrease) in net assets from Class D transactions	—	—	(194,152)	(60,724)	(16,054)	25,077
Class P:
Proceeds from sales	—	—	5,854,089	10,460,285	—	—
Reinvestment of distributions	—	—	723	414	—	—
Payments for redemptions	—	—	(6,985,624)	(8,043,424)	—	—
Increase (decrease) in net assets from Class P transactions	—	—	(1,130,812)	2,417,275	—	—

44	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended 8/31/2022	Year Ended 8/31/2021	Year Ended 8/31/2022	Year Ended 8/31/2021	Year Ended 8/31/2022	Year Ended 8/31/2021
Class T:
Proceeds from sales	583,759	802,550	894,832	979,411	77,070	177,873
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(537,783)	(470,571)	(865,881)	(577,052)	(104,588)	(67,228)
Increase (decrease) in net assets from Class T transactions	45,976	331,979	28,951	402,359	(27,518)	110,645
Class V:
Proceeds from sales	131,244	152,416	47,236,554	40,189,627	420,433	419,851
Reinvestment of distributions	—	—	21	—	75	2
Payments for redemptions	(161,159)	(131,190)	(47,257,852)	(40,210,434)	(435,234)	(383,699)
Increase (decrease) in net assets from Class V transactions	(29,915)	21,226	(21,277)	(20,807)	(14,726)	36,154
Class X:
Proceeds from sales	—	—	52,671,772	62,962,099	—	—
Reinvestment of distributions	—	—	4,489	1,705	—	—
Payments for redemptions	—	—	(50,744,628)	(63,742,165)	—	—
Increase (decrease) in net assets from Class X transactions	—	—	1,931,633	(778,361)	—	—
Class Y:
Proceeds from sales	89,609	137,521	11,146,009	12,356,961	2,351,643	2,366,707
Reinvestment of distributions	—	—	798	21	68	3
Payments for redemptions	(89,262)	(506,918)	(11,086,983)	(12,789,470)	(2,527,728)	(2,452,115)
Increase (decrease) in net assets from Class Y transactions	347	(369,397)	59,824	(432,488)	(176,017)	(85,405)
Class Z:
Proceeds from sales	111,777	93,070	83,023,486	73,251,687	13,876,318	11,277,147
Reinvestment of distributions	1	—	8,548	888	108	9
Payments for redemptions	(85,126)	(87,630)	(82,991,401)	(72,966,948)	(13,784,983)	(10,409,003)
Increase in net assets from Class Z transactions	26,652	5,440	40,633	285,627	91,443	868,153
Increase (decrease) in net assets from capital share transactions	36,910	(32,620)	723,654	1,838,058	(165,347)	972,611
Total increase (decrease) in net assets	36,904	(32,620)	723,611	1,838,138	(165,462)	972,398
Net assets at beginning of year	457,382	490,002	27,761,099	25,922,961	4,062,808	3,090,410
Net assets at end of year	$494,286	$457,382	$28,484,710	$27,761,099	$3,897,346	$4,062,808

1 For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	45

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Government Obligations Fund
Class A
2022	$1.00	$0.002		$(0.002)	$(0.000)[2]	$1.00	0.23%
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.62
2018	1.00	0.008		(0.008)	—	1.00	0.76
Class D
2022	$1.00	$0.003		$(0.003)	$(0.000)[2]	$1.00	0.27%
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.64
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.91
Class P
2022	$1.00	$0.005		$(0.005)	$(0.000)[2]	$1.00	0.46%
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.95
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[3]	1.00	0.011		(0.011)	—	1.00	1.08
Class T
2022	$1.00	$0.003		$(0.003)	$(0.000)[2]	$1.00	0.34%
2021[4]	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
Class U
2022	$1.00	$0.005		$(0.005)	$(0.000)[2]	$1.00	0.47%
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.04
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.98
2019	1.00	0.022		(0.022)	—	1.00	2.26
2018[5]	1.00	0.009		(0.009)	—	1.00	0.86
Class V
2022	$1.00	$0.004		$(0.004)	$(0.000)[2]	$1.00	0.38%
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.82
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.21

46	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Class X
2022[6]	$1.00	$0.005		$(0.005)	$(0.000)[2]	$1.00	0.46%
2021[6]	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.04
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.96
2019	1.00	0.022		(0.022)	—	1.00	2.24
2018	1.00	0.014		(0.014)	—	1.00	1.37
Class Y
2022	$1.00	$0.003		$(0.003)	$(0.000)[2]	$1.00	0.32%
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.73
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.06
Class Z
2022[6]	$1.00	$0.004		$(0.004)	$(0.000)[2]	$1.00	0.44%
2021[6]	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.03
2020[6]	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.92
2019	1.00	0.022		(0.022)	—	1.00	2.20
2018	1.00	0.013		(0.013)	—	1.00	1.33

1 Total return would have been lower had certain expenses not been waived.

2 Rounds to zero.

3 Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

4 Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

5 Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.

6 As restated, note 9.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	47

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2022	$388,517	0.34%	0.25%	0.74%	(0.15)%
2021	298,968	0.09	0.01	0.77	(0.67)
2020	271,822	0.55	0.56	0.77	0.34
2019	238,531	0.75	1.58	0.77	1.56
2018	354,127	0.75	0.76	0.77	0.74
Class D
2022	$4,545,961	0.28%	0.28%	0.60%	(0.04)%
2021	4,533,829	0.09	0.01	0.62	(0.52)
2020	3,473,331	0.46	0.63	0.63	0.46
2019	3,555,685	0.60	1.75	0.63	1.72
2018	4,106,912	0.60	0.92	0.64	0.88
Class P
2022	$1,023,323	0.09%	0.42%	0.20%	0.31%
2021	1,085,102	0.05	0.03	0.22	(0.14)
2020	895,022	0.15	1.19	0.23	1.11
2019	2,085,704	0.15	2.19	0.23	2.11
2018[3]	20	0.16	1.52	0.23	1.45
Class T
2022	$1,371,489	0.21%	0.34%	0.40%	0.15%
2021[4]	1,260,703	0.08	0.01	0.42	(0.33)
Class U
2022	$3,814,197	0.07%	0.39%	0.20%	0.26%
2021	6,394,891	0.06	0.04	0.22	(0.12)
2020	4,901,273	0.12	0.87	0.23	0.76
2019	3,540,435	0.12	2.28	0.23	2.17
2018[5]	125,744	0.12	1.72	0.24	1.60
Class V
2022	$2,028,529	0.16%	0.33%	0.30%	0.19%
2021	2,137,992	0.09	0.01	0.32	(0.22)
2020	2,036,167	0.28	0.82	0.33	0.77
2019	2,314,446	0.30	2.06	0.33	2.03
2018	1,786,350	0.30	1.20	0.34	1.16

48	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Class X
2022[6]	$26,411,134	0.10%	0.44%	0.22%	0.32%
2021[6]	19,999,922	0.09	0.04	0.33	(0.20)
2020	18,989,990	0.14	0.77	0.23	0.68
2019	9,868,300	0.14	2.21	0.23	2.12
2018	5,859,028	0.14	1.39	0.24	1.29
Class Y
2022	$9,562,356	0.23%	0.31%	0.45%	0.09%
2021	9,032,404	0.09	0.01	0.47	(0.37)
2020	10,137,395	0.37	0.71	0.47	0.61
2019	9,961,713	0.45	1.91	0.48	1.88
2018	9,440,721	0.45	1.06	0.49	1.02
Class Z
2022[6]	$30,621,188	0.11%	0.42%	0.22%	0.31%
2021[6]	20,000,259	0.13	0.03	0.38	(0.22)
2020[6]	20,000,138	0.28	0.91	0.35	0.84
2019	18,335,731	0.18	2.17	0.23	2.12
2018	14,681,577	0.18	1.32	0.24	1.26

3 Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

4 Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

5 Commenced operations on February 26, 2018. All ratios for the period have been annualized, except total return.

6 As restated, note 9.

	August 31, 2022	August 31, 2021	August 31, 2020
Class X:
Ratio of Expenses to Average Net Assets and Proceeds from Over-issued Shares	0.09%	0.06%
Ratio of Net Investment Income to Average Net Assets and Proceeds from Over-issued Shares	0.42%	0.04%
Class Z:
Ratio of Expenses to Average Net Assets and Proceeds from Over-issued Shares	0.10%	0.07%	0.18%
Ratio of Net Investment Income to Average Net Assets and Proceeds from Over-issued Shares	0.40%	0.03%	0.80%

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	49

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Realized and Unrealized (Losses) on Investments	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Institutional Prime Obligations Fund*
Class T
2022	$1.0000	$0.0041	$(0.0041)	$0.0000)[2]	—	$1.0000	0.41%
2021	1.0002	0.0001	(0.0001)	(0.0002)	—	1.0000	(0.01)
2020	1.0000	0.0088	(0.0088)	0.0002	(0.0000)[2]	1.0002	0.89
2019	1.0001	0.0211	(0.0211)	(0.0001)	—	1.0000	2.12
2018	1.0000	0.0134	(0.0134)	0.0001	—	1.0001	1.36
Class V
2022	$1.0001	$0.0045	$(0.0045)	$(0.0001)	—	$1.0000	0.44%
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)
2020	1.0000	0.0096	(0.0096)	0.0003	(0.0000)[2]	1.0003	1.00
2019	1.0001	0.0221	(0.0221)	(0.0001)	—	1.0000	2.23
2018	1.0000	0.0144	(0.0144)	0.0001	—	1.0001	1.46
Class Y
2022	$1.0001	$0.0039	$(0.0039)	$(0.0001)	—	$1.0000	0.38%
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)
2020	1.0001	0.0084	(0.0084)	0.0002	(0.0000)[2]	1.0003	0.86
2019	1.0001	0.0206	(0.0206)	(0.0000)[2]	—	1.0001	2.08
2018	1.0000	0.0129	(0.0129)	0.0001	—	1.0001	1.30
Class Z				’
2022	$1.0000	$0.0052	$(0.0052)	$(0.0001)	—	$0.9999	0.51%
2021	1.0002	0.0006	(0.0006)	(0.0002)	—	1.0000	0.04
2020	1.0000	0.0111	(0.0111)	0.0002	(0.0000)[2]	1.0002	1.13
2019	1.0001	0.0238	(0.0238)	(0.0001)	—	1.0000	2.39
2018	1.0000	0.0159	(0.0159)	0.0001	—	1.0001	1.61

* The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

1 Total return would have been lower had certain expenses not been waived.

2 Rounds to zero.

50	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund
Class T
2022	$ 63,002	0.25%	0.40%	0.44%	0.21%
2021	64,888	0.16	0.01	0.45	(0.28)
2020	64,166	0.38	0.91	0.46	0.83
2019	82,423	0.40	2.11	0.48	2.03
2018	77,695	0.40	1.36	0.50	1.26
Class V
2022	$ 51,313	0.22%	0.50%	0.34%	0.38%
2021	45,873	0.16	0.01	0.36	(0.19)
2020	27,559	0.30	0.98	0.36	0.92
2019	105,642	0.30	2.23	0.38	2.15
2018	148,228	0.30	1.51	0.40	1.41
Class Y
2022	$ 224,230	0.27%	0.38%	0.49%	0.16%
2021	220,389	0.17	0.01	0.51	(0.33)
2020	317,298	0.42	0.87	0.51	0.78
2019	337,078	0.45	2.06	0.53	1.98
2018	509,603	0.45	1.32	0.55	1.22
Class Z
2022	$ 927,191	0.13%	0.46%	0.24%	0.35%
2021	1,092,496	0.11	0.05	0.25	(0.09)
2020	659,089	0.15	1.12	0.26	1.01
2019	746,330	0.14	2.37	0.28	2.23
2018	562,601	0.15	1.67	0.30	1.52

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	51

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Retail Prime Obligations Fund
Class A
2022	$1.00	$ 0.003		$(0.003)	$(0.000)[2]	$1.00	0.29%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	—	1.00	0.75
2019	1.00	0.019		(0.019)	—	1.00	1.95
2018	1.00	0.010		(0.010)	—	1.00	1.03
Class T
2022	$1.00	$ 0.004		$(0.004)	$(0.000)[2]	$1.00	0.41%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.009		(0.009)	—	1.00	0.91
2019	1.00	0.021		(0.021)	—	1.00	2.14
2018	1.00	0.014		(0.014)	—	1.00	1.39
Class V
2022	$1.00	$ 0.005		$(0.005)	$(0.000)[2]	$1.00	0.46%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.010		(0.010)	—	1.00	1.00
2019	1.00	0.022		(0.022)	—	1.00	2.24
2018	1.00	0.015		(0.015)	—	1.00	1.49
Class X
2022	$1.00	$ 0.005		$(0.005)	$(0.000)[2]	$1.00	0.53%
2021	1.00	0.001		(0.001)	—	1.00	0.05
2020	1.00	0.012		(0.012)	—	1.00	1.15
2019	1.00	0.024		(0.024)	—	1.00	2.40
2018	1.00	0.016		(0.016)	—	1.00	1.65
Class Y
2022	$1.00	$ 0.004		$(0.004)	$(0.000)[2]	$1.00	0.39%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.009		(0.009)	—	1.00	0.87
2019	1.00	0.021		(0.021)	—	1.00	2.09
2018	1.00	0.013		(0.013)	—	1.00	1.34
Class Z
2022	$1.00	$ 0.005		$(0.005)	$(0.000)[2]	$1.00	0.50%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.011		(0.011)	—	1.00	1.09
2019	1.00	0.023		(0.023)	—	1.00	2.34
2018	1.00	0.016		(0.016)	—	1.00	1.59

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.

52	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class A
2022	$ 286,942	0.35%	0.25%	0.77%	(0.17)%
2021	358,250	0.19	0.01	0.79	(0.59)
2020	467,288	0.54	0.75	0.79	0.50
2019	507,092	0.61	1.85	0.80	1.66
2018	1,151,807	0.75	1.03	0.80	0.98
Class T
2022	$1,675,783	0.26%	0.43%	0.42%	0.27%
2021	1,380,925	0.17	0.01	0.44	(0.26)
2020	7	0.39	0.91	0.40	0.90
2019	7	0.40	1.96	0.45	1.91
2018	984	0.40	1.60	0.47	1.53
Class V
2022	$ 24,518	0.21%	0.48%	0.32%	0.37%
2021	20,320	0.19	0.01	0.34	(0.14)
2020	29,449	0.30	1.04	0.35	0.99
2019	45,810	0.30	2.21	0.35	2.16
2018	40,102	0.30	1.49	0.36	1.43
Class X
2022	$ 7,724	0.14%	0.31%	0.23%	0.22%
2021	22,506	0.14	0.05	0.24	(0.05)
2020	31,592	0.14	1.60	0.25	1.49
2019	212,871	0.14	2.41	0.25	2.30
2018	18,748	0.14	1.63	0.26	1.51
Class Y
2022	$ 2,928	0.27%	0.38%	0.47%	0.18%
2021	6,005	0.24	0.01	0.49	(0.24)
2020	1,442,471	0.42	0.82	0.49	0.75
2019	1,350,240	0.45	2.07	0.50	2.02
2018	1,301,030	0.45	1.34	0.51	1.28
Class Z
2022	$ 469,483	0.17%	0.52%	0.23%	0.46%
2021	421,266	0.17	0.02	0.24	(0.05)
2020	573,241	0.20	1.03	0.25	0.98
2019	574,552	0.20	2.34	0.25	2.29
2018	346,523	0.20	1.59	0.26	1.53

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Retail Tax Free Obligations Fund
Class A
2022	$1.00	$ 0.001		$(0.001)	$(0.000)[2]	$1.00	0.09%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.004		(0.004)	—	1.00	0.41
2019	1.00	0.009		(0.009)	—	1.00	0.85
2018	1.00	0.005		(0.005)	—	1.00	0.47
Class T
2022	$1.00	$ 0.002		$(0.002)	$(0.000)[2]	$1.00	0.20%
2021[3]	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01%
Class V
2022	$1.00	$ 0.002		$(0.002)	$(0.000)[2]	$1.00	0.25%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.007		(0.007)	—	1.00	0.72
2019	1.00	0.013		(0.013)	—	1.00	1.31
2018	1.00	0.009		(0.009)	—	1.00	0.92
Class Y
2022	$1.00	$ 0.002		$(0.002)	$(0.000)[2]	$1.00	0.18%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	—	1.00	0.61
2019	1.00	0.012		(0.012)	—	1.00	1.16
2018	1.00	0.008		(0.008)	—	1.00	0.77
Class Z
2022	$1.00	$ 0.003		$(0.003)	$(0.000)[2]	$1.00	0.29%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	—	1.00	0.81
2019	1.00	0.014		(0.014)	—	1.00	1.41
2018	1.00	0.010		(0.010)	—	1.00	1.02

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

54	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund
Class A
2022	$ 35,244	0.43%	0.08%	0.82%	(0.31)%
2021	41,394	0.13	0.01	0.84	(0.70)
2020	63,262	0.55	0.34	0.84	0.05
2019	31,081	0.75	0.85	0.88	0.72
2018	33,861	0.75	0.47	0.87	0.35
Class T
2022	$ 377,950	0.23%	0.19%	0.48%	(0.06)%
2021[3]	331,979	0.12	0.01	0.50	(0.37)
Class V
2022	$ 4,417	0.15%	0.18%	0.38%	(0.05)%
2021	34,332	0.12	0.01	0.40	(0.27)
2020	13,106	0.29	0.64	0.39	0.54
2019	783	0.30	1.28	0.42	1.16
2018	536	0.30	0.89	0.42	0.77
Class Y
2022	$ 15,038	0.25%	0.18%	0.52%	(0.09)%
2021	14,691	0.18	0.01	0.54	(0.35)
2020	384,088	0.40	0.56	0.54	0.42
2019	333,668	0.45	1.15	0.58	1.02
2018	316,973	0.45	0.79	0.57	0.67
Class Z
2022	$ 61,637	0.16%	0.36%	0.28%	0.24%
2021	34,986	0.12	0.01	0.29	(0.16)
2020	29,546	0.20	0.93	0.30	0.83
2019	49,645	0.20	1.38	0.32	1.26
2018	20,631	0.20	1.03	0.32	0.91

[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Treasury Obligations Fund
Class A
2022	$1.00	$0.002		$(0.002)	$(0.000)[2]	$1.00	0.24%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.61
2018	1.00	0.008		(0.008)	—	1.00	0.77
Class D
2022	$1.00	$0.003		$(0.003)	$(0.000)[2]	$1.00	0.29%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.63
2019	1.00	0.018		(0.018)	—	1.00	1.77
2018	1.00	0.009		(0.009)	—	1.00	0.92
Class P
2022	$1.00	$0.005		$(0.005)	$(0.000)[2]	$1.00	0.48%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018[3]	1.00	0.011		(0.011)	—	1.00	1.07
Class T
2022	$1.00	$0.004		$(0.004)	$(0.000)[2]	$1.00	0.36%
2021[4]	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class V
2022	$1.00	$0.004		$(0.004)	$(0.000)[2]	$1.00	0.40%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.81
2019	1.00	0.021		(0.021)	—	1.00	2.07
2018	1.00	0.012		(0.012)	—	1.00	1.22

56	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
Treasury Obligations Fund
Class X
2022	$1.00	$0.005		$(0.005)	$(0.000)[2]	$1.00	0.48%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
2018	1.00	0.014		(0.014)	—	1.00	1.38
Class Y
2022	$1.00	$0.003		$(0.003)	$(0.000)[2]	$1.00	0.34%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.72
2019	1.00	0.019		(0.019)	—	1.00	1.92
2018	1.00	0.011		(0.011)	—	1.00	1.07
Class Z
2022	$1.00	$0.005		$(0.005)	$(0.000)[2]	$1.00	0.46%
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.91
2019	1.00	0.022		(0.022)	—	1.00	2.19
2018	1.00	0.013		(0.013)	—	1.00	1.34

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2022 ANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated
	Net Assets End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Epenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2022	$ 209,603	0.34%	0.26%	0.75%	(0.15)%
2021	200,750	0.09	0.01	0.77	(0.67)
2020	175,572	0.51	0.51	0.78	0.24
2019	246,012	0.75	1.60	0.78	1.57
2018	185,799	0.75	0.75	0.79	0.71
Class D
2022	$1,773,929	0.28%	0.27%	0.60%	(0.05)%
2021	1,968,085	0.09	0.01	0.62	(0.52)
2020	2,028,803	0.43	0.57	0.63	0.37
2019	1,367,671	0.60	1.75	0.64	1.71
2018	1,461,918	0.60	0.92	0.64	0.88
Class P
2022	$1,381,010	0.09%	0.33%	0.20%	0.22%
2021	2,511,825	0.05	0.02	0.22	(0.15)
2020	94,546	0.15	1.45	0.23	1.37
2019	921,110	0.15	2.16	0.23	2.08
2018[3]	20	0.16	1.52	0.23	1.45
Class T
2022	$ 431,310	0.23%	0.36%	0.40%	0.19%
2021[4]	402,360	0.08	0.01	0.42	(0.33)
Class V
2022	$ 615,390	0.17%	0.34%	0.30%	0.21%
2021	636,668	0.09	0.01	0.32	(0.22)
2020	657,474	0.27	0.85	0.33	0.79
2019	476,759	0.30	2.07	0.34	2.03
2018	416,145	0.30	1.19	0.34	1.15

58	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

	Net Assets End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Epenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class X
2022	$ 8,609,415	0.10%	0.54%	0.20%	0.44%
2021	6,677,792	0.07	0.03	0.22	(0.12)
2020	7,456,126	0.14	0.69	0.23	0.60
2019	2,890,818	0.14	2.22	0.24	2.12
2018	1,989,132	0.14	1.59	0.24	1.49
Class Y
2022	$ 2,883,223	0.23%	0.32%	0.45%	0.10%
2021	2,823,404	0.09	0.01	0.47	(0.37)
2020	3,255,885	0.36	0.66	0.48	0.54
2019	2,439,178	0.45	1.90	0.49	1.86
2018	2,692,690	0.45	1.08	0.49	1.04
Class Z
2022	$12,580,830	0.12%	0.43%	0.20%	0.35%
2021	12,540,215	0.08	0.02	0.23	(0.13)
2020	12,254,555	0.17	0.77	0.23	0.71
2019	6,646,073	0.18	2.18	0.24	2.12
2018	5,934,233	0.18	1.34	0.24	1.28

[3]	Commenced operations on December 18, 2017. All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2022 ANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]
U.S. Treasury Money Market Fund
Class A
2022	$1.00	$0.002		$(0.002)	$(0.000)[2]	$1.00	0.16%
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2019	1.00	0.016		(0.016)	—	1.00	1.57
2018	1.00	0.007		(0.007)	—	1.00	0.74
Class D
2022	$1.00	$0.002		$(0.002)	$(0.000)[2]	$1.00	0.21%
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.61
2019	1.00	0.017		(0.017)	—	1.00	1.72
2018	1.00	0.009		(0.009)	—	1.00	0.89
Class T
2022	$1.00	$0.003		$(0.003)	$(0.000)[2]	$1.00	0.28%
2021[3]	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
Class V
2022	$1.00	$0.003		$(0.003)	$(0.000)[2]	$1.00	0.32%
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.80
2019	1.00	0.020		(0.020)	—	1.00	2.03
2018	1.00	0.012		(0.012)	—	1.00	1.20
Class Y
2022	$1.00	$0.003		$(0.003)	$(0.000)[2]	$1.00	0.26%
2021	1.00	—		—	(0.000)[2]	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.70
2019	1.00	0.019		(0.019)	—	1.00	1.87
2018	1.00	0.010		(0.010)	—	1.00	1.04
Class Z
2022	$1.00	$0.004		$(0.004)	$(0.000)[2]	$1.00	0.37%
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.88
2019	1.00	0.021		(0.021)	—	1.00	2.13
2018	1.00	0.013		(0.013)	—	1.00	1.30

[1]	Total return would have been lower had certain expenses not been waived.

[2]	Rounds to zero.

[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

60	FIRST AMERICAN FUNDS 2022 ANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2022	$ 32,752	0.29%	0.13%	0.76%	(0.34)%
2021	55,228	0.09	0.00	0.79	(0.70)
2020	37,244	0.53	0.51	0.79	0.25
2019	45,660	0.75	1.57	0.81	1.51
2018	43,845	0.75	0.75	0.82	0.68
Class D
2022	$ 73,142	0.22%	0.14%	0.61%	(0.25)%
2021	89,199	0.09	0.00	0.64	(0.55)
2020	64,128	0.43	0.48	0.64	0.27
2019	32,349	0.60	1.70	0.66	1.64
2018	49,769	0.60	0.85	0.67	0.78
Class T
2022	$ 83,118	0.22%	0.26%	0.41%	0.07%
2021[3]	110,639	0.08	0.00	0.43	(0.35)
Class V
2022	$ 115,480	0.17%	0.29%	0.31%	0.15%
2021	130,210	0.09	0.00	0.33	(0.24)
2020	94,065	0.28	0.75	0.34	0.69
2019	106,254	0.30	2.03	0.36	1.97
2018	57,661	0.30	1.20	0.37	1.13
Class Y
2022	$ 534,323	0.19%	0.19%	0.46%	(0.08)%
2021	710,358	0.09	0.00	0.48	(0.39)
2020	795,799	0.36	0.66	0.49	0.53
2019	598,298	0.45	1.87	0.51	1.81
2018	684,906	0.45	1.04	0.52	0.97
Class Z
2022	$3,058,531	0.13%	0.36%	0.21%	0.28%
2021	2,967,174	0.08	0.01	0.23	(0.14)
2020	2,099,174	0.19	0.72	0.24	0.67
2019	781,354	0.20	2.10	0.26	2.04
2018	434,331	0.20	1.27	0.27	1.20

[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2022 ANNUAL REPORT	61

Notes to Financial Statements	August 31, 2022, all dollars and shares are rounded to thousands (000 omitted)

1 >	Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the default liquidity fees and redemption gates that may apply to other money market funds and the board of directors has determined not to impose such fees and gates on these funds.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class T (effective September 18, 2020), Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees and redemption gates, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T (effective September 18, 2020 for Retail Tax Free Obligations Fund), Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and redemption gates and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized

62	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

As the valuation designee, if the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2022, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of directors. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	63

Notes to Financial Statements	August 31, 20222, all dollars and shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of August 31, 2022, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$53,176,758	$—	$53,176,758
U.S. Government Agency Debt	—	13,052,891	—	13,052,891
U.S. Treasury Debt	—	11,318,594	—	11,318,594
U.S. Government Agency Repurchase Agreements	—	2,000,000	—	2,000,000
Investment Companies	700,000	—	—	700,000
Total Investments	$700,000	$79,548,243	$—	$80,248,243
Institutional Prime Obligations Fund
Other Repurchase Agreements	$—	$309,000	$—	$309,000
Financial Company Commercial Paper	—	209,933	—	209,933
Asset Backed Commercial Paper	—	172,814	—	172,814
Certificates of Deposit	—	161,022	—	161,022
U.S. Treasury Repurchase Agreements	—	114,229	—	114,229
Non-Financial Company Commercial Paper	—	140,212	—	140,212
Non-Negotiable Time Deposits	—	135,000	—	135,000
Other Instruments	—	25,001	—	25,001
Variable Rate Demand Note	—	5,500	—	5,500
U.S. Government Agency Debt	—	4,938	—	4,938
Total Investments	$—	$1,277,649	$—	$1,277,649
Retail Prime Obligations Fund
Other Repurchase Agreements	$—	$608,000	$—	$608,000
Financial Company Commercial Paper	—	402,409	—	402,409
Certificates of Deposit	—	349,000	—	349,000
Asset Backed Commercial Paper	—	359,313	—	359,313
Non-Financial Company Commercial Paper	—	244,550	—	244,550
U.S. Treasury Repurchase Agreements	—	238,263	—	238,263
Non-Negotiable Time Deposits	—	220,950	—	220,950
Other Instruments	—	43,450	—	43,450
Variable Rate Demand Note	—	12,200	—	12,200
U.S. Government Agency Debt	—	10,000	—	10,000
Total Investments	$—	$2,488,135	$—	$2,488,135
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$386,260	$—	$386,260
Non-Financial Company Commercial Paper	—	101,175	—	101,175
Other Municipal Security	—	11,075	—	11,075
Total Investments	$—	$498,510	$—	$498,510
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$20,745,751	$—	$20,745,751
U.S. Treasury Debt		7,778,175	—	7,778,175
Total Investments	$—	$28,523,926	$—	$28,523,926
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$3,902,364	$—	$3,902,364
Total Investments	$—	$3,902,364	$—	$3,902,364

Refer to each fund’s Schedule of Investments for further security classification.

64	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

During the fiscal year ended August 31, 2022, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

In December 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a new rule, Rule 2a-5, that establishes requirements for determining fair value in good faith for purposes of the Investment Company Act with a compliance date of September 8, 2022. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted related recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective July 1, 2022, and there was no material impact to the Funds.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

As of and during the fiscal year ended August 31, 2022, the funds did not hold any restricted securities other than securities sold to the funds under Rule 144A and/or Regulation S under the Securities Act. As of August 31, 2022, Government Obligations Fund, Institutional Prime Obligations Fund and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $684,990 or 0.9% of total net assets, $49,938 or 3.9% of total net assets and $97,000 or 3.9% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2022, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. As of August 31, 2022, none of the funds had adjustments that impacted these accounts.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	65

Notes to Financial Statements	August 31, 2022, all dollars and shares are rounded to thousands (000 omitted)

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

The distributions paid during the fiscal years ended August 31, 2022 and August 31, 2021 (adjusted by dividends payable as of August 31, 2022 and August 31, 2021, respectively) were as follows:

	August 31, 2022
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$214,883	$—	$2	$214,885
Institutional Prime Obligations Fund	3,500	—	—	3,500
Retail Prime Obligations Fund	5,777	—	—	5,777
Retail Tax Free Obligations Fund	184	349	—	533
Treasury Obligations Fund	71,559	—	—	71,559
U.S. Treasury Money Market Fund	8,240	—	—	8,240

	August 31, 2021
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$23,651	$—	$27	$23,678
Institutional Prime Obligations Fund	475	—	—	475
Retail Prime Obligations Fund	247	—	—	247
Retail Tax Free Obligations Fund	23	9	—	32
Treasury Obligations Fund	7,224	—	—	7,224
U.S. Treasury Money Market Fund	413	—	2	415

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2022.

As of August 31, 2022, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$123,652	$—	$69	$—	$—	$123,721
Institutional Prime Obligations Fund	2,275	—	—	—	(67)	2,208
Retail Prime Obligations Fund	4,291	—	—	—	—	4,291
Retail Tax Free Obligations Fund	—	485	—	(16)	—	469
Treasury Obligations Fund	49,816	—	—	(40)	—	49,776
U.S. Treasury Money Market Fund	5,630	—	—	(78)	—	5,552

66	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2022.

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2022, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund had indefinite short-term capital loss carryforwards of $16, $40, and $78, respectively.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the fiscal year ended August 31, 2022.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government Obligations Fund	$55,176,758	$—	$55,176,758	$—	$(55,176,758)	$—
Institutional Prime Obligations Fund	423,229	—	423,229	—	(423,229)	—
Retail Prime Obligations Fund	846,263	—	846,263	—	(846,263)	—
Treasury Obligations Fund	20,745,751	—	20,745,751	—	(20,745,751)	—
[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	67

Notes to Financial Statements	August 31, 2022, all dollars and shares are rounded to thousands (000 omitted)

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Government Agency	$2,000,000	$—	$—	$—	$2,000,000
U.S. Treasury	49,476,758	3,700,000	—	—	53,176,758
Total	$51,476,758	$3,700,000	$—	$—	$55,176,758
Institutional Prime Obligations Fund
Other	$239,000	$25,000	$45,000	$—	$309,000
U.S. Treasury	114,229	—	—	—	114,229
Total	$353,229	$25,000	$45,000	$—	$423,229
Retail Prime Obligations Fund
Other	$481,000	$40,000	$87,000	$—	$608,000
U.S. Treasury	238,263	—	—	—	238,263
Total	$719,263	$40,000	$87,000	$—	$846,263
Treasury Obligations Fund
U.S. Treasury	$18,795,751	$1,950,000	$—	$—	$20,745,751
Total	$18,795,751	$1,950,000	$—	$—	$20,745,751

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2022.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

68	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

The advisor has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2023, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

	Share Class
Fund	A	D	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	0.18%	0.40%	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.18%	0.40%	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through December 31, 2023 and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the applicable share class expense limitation, USBAM voluntarily waived or reimbursed advisory fees of $31,356, $398, $272, $6,571, and $1,359 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2022.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.165% for Class A shares and 0.115% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	69

Notes to Financial Statements	August 31, 2022, all dollars and shares are rounded to thousands (000 omitted)

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $54,205, $851, $1,364, $425, $17,356, and $2,325, for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2022.

TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0045% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0040% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0035% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.

Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the fiscal year ended August 31, 2022, custodian fees were not increased as a result of any overdrafts.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a wholly owned subsidiary of Foreside Distributors, LLC and an indirect subsidiary of Foreside Financial Group, LLC (“Foreside”), serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Effective September 30, 2021, Genstar Capital, a private equity firm specializing in financial and related business service companies, acquired a majority interest in Foreside. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the funds’ distributor following the change in control of Foreside. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $5,364, $559, $76, $2,248, and $192 for Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2022.

70	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2022:

Fund	Amount
Government Obligations Fund	$2,613
Retail Prime Obligations Fund	212
Retail Tax Free Obligations Fund	56
Treasury Obligations Fund	1,015
U.S. Treasury Money Market Fund	61

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.

In order to maintain a minimum yield, or to prevent total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM waived or reimbursed $25,699, $421, $2,193, $509, $8,402, and $1,501 for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2022.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2022:

Fund	Amount
Government Obligations Fund	$16,807
Institutional Prime Obligations Fund	327
Retail Prime Obligations Fund	1,765
Retail Tax Free Obligations Fund	435
Treasury Obligations Fund	5,489
U.S. Treasury Money Market Fund	736

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	71

Notes to Financial Statements	August 31, 2022, all dollars and shares are rounded to thousands (000 omitted)

4 > Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Year Ended August 31, 2022
Class T	239,633	—	(241,515)	(1,882)
Class V	82,095	1	(76,653)	5,443
Class Y	865,286	3	(861,432)	3,857
Class Z	3,782,931	390	(3,948,570)	(165,249)
Year Ended August 31, 2021
Class T	289,406	—	(288,672)	734
Class V	85,878	—	(67,560)	18,318
Class Y	907,482	—	(1,004,329)	(96,847)
Class Z	3,871,286	19	(3,437,755)	433,550

5 > Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At August 31, 2022, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	66.1%
Commercial Paper & Put Bonds	20.3
Daily Variable Rate Demand Notes	11.4
Other Municipal Notes & Bonds	2.2
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At August 31, 2022, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	77.5%
Non-Financial Company Commercial Paper	20.3
General Obligations	2.2
100.0%

6 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

72	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

7 > Market Events

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

8 > Government Obligations Fund – Share Issuance

As previously disclosed in the annual report for the period ended August 31, 2021, Government Obligations Fund (the “fund”) issued shares of two classes in excess of amounts authorized by the fund’s board of directors. Both the fund’s Class X shares and Class Z shares issued shares in excess of amounts authorized for the periods that began in September 2020 and October 2019, respectively, and ended September 8, 2021, on which date articles of amendment to FAF’s articles of incorporation, which authorized the issuance of additional shares, were filed with the Minnesota Secretary of State. The fund’s Class X shares and Class Z shares each now have 100 billion shares authorized.

With respect to all shares of each class (including Class X and Class Z shares previously issued in excess of amounts then-authorized), the fund maintained a $1.00 per share net asset value, and each holder of shares of each class (including those holding over-issued shares) received all dividends declared by FAF to which they were entitled and experienced the full economic benefits of being a shareholder of the fund.

In part to address the over-issuance, the fund’s board of directors has approved, subject to shareholder approval, the reorganization of the fund into a newly created fund (Government Obligations Fund, a series of First American Funds Trust, a Massachusetts business trust (“FAF Trust”)). FAF Trust initially filed registration statements on Form N-1A and Form N-14 on October 27, 2021 and November 18, 2021, respectively. The registration statements are pending SEC staff review and the date of their effectiveness is uncertain. The registration statements are available on the SEC’s website at www.sec.gov.

9 > Government Obligations Fund – Restatement

Subsequent to the issuance of the annual report for the period ended August 31, 2022, Government Obligations Fund (the “fund”) determined the over-issued shares (as such shares are described in note 8 above) should be accounted for as a liability in the fund’s financial statements. Notwithstanding the change in accounting treatment, each holder of shares of the fund’s Class X and Class Z shares (including those holding overissued shares) experienced the full economic benefits of being a shareholder of the fund, as further explained in note 8 above. (Note 8 has been revised to remove reference to the treatment of over-issued shares as portfolio capital.)

The over-issued shares had previously been treated as portfolio capital in the Statement of Assets and Liabilities for the fund. The fund has restated its statements of assets and liabilities, the schedules of investments, statements of operations,

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	73

Notes to Financial Statements	August 31, 2022, all dollars and shares are rounded to thousands (000 omitted)

statements of changes in net assets, and financial highlights for the fiscal years ended August 31, 2022, August 31, 2021, and August 31, 2020, and the semiannual periods ended February 28, 2022, February 28, 2021, and February 29, 2020, to treat the over-issued shares as a liability. The restatement adjustments had no effect on the fund’s reported net asset values during the reporting periods.

Because shares of the fund are generally held through omnibus accounts at financial intermediaries authorized to distribute fund shares, the fund and fund management are not able to determine with certainty the holders of fund shares within a given omnibus account that held over-issued shares at any given point in time during the periods subject to the restatement. In preparing the restated financial statements, fund management determined the number of outstanding over-issued shares by accounting for redemptions at the omnibus account level as received during the day, with any over-issued shares being redeemed first, and accounting for subscriptions in the aggregate at the end of the day. This methodology is consistent with the fund’s standard operating procedures related to the processing of daily redemptions and subscriptions and was consistently applied for all periods subject to restatement.

The following summarizes the impact of the restatement and excludes balances that were not restated:

First American Government Obligations Fund
Statements of Assets and Liabilities
	August 31, 2022
	Previously Reported	As Restated
Over-issued shares	—	272,075
Dividends payable	123,606	123,107
Distributions payable to holders of over-issued shares	—	499
Total liabilities	268,666	540,741
Portfolio capital	80,038,654	79,766,579
Net assets	80,038,769	79,766,694
Class X:
Net assets	26,663,209	26,411,134
Shares issued and outstanding	26,663,155	26,411,080
Class Z:
Net assets	30,641,188	30,621,188
Shares issued and outstanding	30,641,037	30,621,037

First American Government Obligations Fund
Statements of Operations
	For the Year Ended August 31, 2022
	Previously Reported	As Restated
Distributions to holders of over-issued shares	—	2,329
Total expenses	225,434	227,763
Total net expenses	108,810	111,139
Investment income – net	336,657	334,328
Net increase in net assets resulting from operations	336,726	334,397

74	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

First American Government Obligations Fund
Statements of Changes in Net Assets

	For the Year Ended August 31, 2022		For the Year Ended August 31, 2021
	Previously Reported	As Restated	Previously Reported	As Restated
Net investment income	336,657	334,328	22,513	16,666
Net increase in net assets resulting from operations	336,726	334,397	22,805	16,958
Distributions to shareholders:
Class X	(119,586)	(117,758)	(10,162)	(7,455)
Class Z	(139,200)	(138,699)	(8,668))	(5,528)
Total distributions	(336,989)	(334,660)	(22,607)	(16,760)
Capital share transactions at net asset value of $1.00 per share:
Class X:
Proceeds from sales	179,534,801	176,207,425	218,079,268	37,935,790
Reinvestment of distributions			3,506	3,276
Payments for redemptions	(181,060,827)	(169,808,831)	(208,896,211)	(36,929,199)
Increase (decrease) in net assets from Class X transactions	(1,513,323)	6,411,297	9,186,563	1,009,867
Class Z:
Proceeds from sales	332,488,637	328,756,631	280,253,863	374,601
Reinvestment of distributions			749	415
Payments for redemptions	(338,432,947)	(318,142,933)	(271,863,452)	(374,967)
Increase (decrease) in net assets from Class Z transactions	(5,936,971)	10,621,037)	8,391,160	49
Increase (decrease) in net assets from capital share transactions	(9,459,741)	15,022,887	20,606,541	4,038,734
Total increase (decrease) in net assets	(9,460,004)	15,022,624	20,606,739	4,038,932
Net assets at beginning of year	89,498,773	64,744,070	68,892,034	60,705,138
Net assets at end year	80,038,769	79,766,694	89,498,773	64,744,070

First American Government Obligations Fund
Financial Highlights
	August 31, 2022
	Previously Reported	As Restated
Class X:
Net Assets End of Period (000)	26,663,209	26,411,134
Ratio of Expenses to Average Net Assets	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.42%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.20%	0.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	0.31%	0.32%
Class Z:
Net Assets End of Period (000)	30,641,188	30,621,188
Ratio of Expenses to Average Net Assets	0.10%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.40%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.20%	0.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	0.30%	0.31%

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	75

Notes to Financial Statements	August 31, 2022, all dollars and shares are rounded to thousands (000 omitted)

	August 31, 2021
	Previously Reported	As Restated
Class X:
Net Assets End of Period (000)	28,176,617	19,999,922
Ratio of Expenses to Average Net Assets	0.06%	0.09%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.22%	0.33%
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	(0.12)%	(0.20)%
Class Z:
Net Assets End of Period (000)	36,578,267	20,000,259
Ratio of Expenses to Average Net Assets	0.07%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.22%	0.38%
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	(0.12)%	(0.22)%

	August 31, 2020
	Previously Reported	As Restated
Class Z:
Net Assets End of Period (000)	28,187,034	20,000,138
Ratio of Expenses to Average Net Assets	0.18%	0.28%
Ratio of Net Investment Income to Average Net Assets	0.80%	0.91%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.23%	0.35%
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	0.75%	0.84%

10 > Events Subsequent To Period End

Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2022, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacts the amounts or disclosures in the funds’ financial statements.

76	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Notice to Shareholders	August 31, 2022 (unaudited)

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2023 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2022 each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)		Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	0.0	%*	100.0%	—%	100.0%
Institutional Prime Obligations Fund	—		100.0	—	100.0
Retail Prime Obligations Fund	—		100.0	—	100.0
Retail Tax Free Obligations Fund	—		34.5	65.5	100.0
Treasury Obligations Fund	—		100.0	—	100.0
U.S. Treasury Money Market Fund	—		100.0	—	100.0
[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

*	Rounds to 0.0%.

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.0%
Institutional Prime Obligations Fund	100.0
Retail Prime Obligations Fund	100.0
Retail Tax Free Obligations Fund	100.0
Treasury Obligations Fund	100.0
U.S. Treasury Money Market Fund	100.0

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	0.1%
Institutional Prime Obligations Fund	0.0	*
Retail Prime Obligations Fund	0.2
Retail Tax Free Obligations Fund	0.0
Treasury Obligations Fund	0.0	*
U.S. Treasury Money Market Fund	0.2

* Rounds to 0.0%.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	77

Notice to Shareholders	August 31, 2022 (unaudited)

FORM N-MFP HOLDINGS INFORMATION

Each month, information about each fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The funds’ portfolio holdings are also posted on www.FirstAmericanFunds.com as of each month-end. Please see the funds’ current prospectus for more information.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board, which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ investment advisory agreement with USBAM (as used in this section, the “Agreement”).

At meetings on May 19, 2022 and June 14, 2022, the Board considered information relating to the Agreement. In advance of the meetings, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to the meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each Fund, (2) the investment performance of each Fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the Funds, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund and individual directors may have evaluated the information presented differently from one another, attributing different weights to various factors.

At the May 19, 2022 and June 14, 2022 meetings and before approving the Agreement, the independent directors met in executive session with their independent counsel to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund and approved the Agreement through June 30, 2023. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM’s key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions

78	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the 1940 Act, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM and the Funds’ service providers from the Funds’ Chief Compliance Officer.

The Board considered that in March 2020, all but a small number of USBAM employees began working from home due to the COVID-19 pandemic. The Board noted that USBAM has not experienced any material disruptions to its operations during this time.

Based on the foregoing, the Board concluded that each Fund benefits from the nature, quality and extent of the services provided by USBAM under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three-and five-year periods ended February 28, 2022. With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that with regard to each fund, other than Retail Prime Obligations Fund, the comparative data for Class Z shares provides meaningful information for the Board’s consideration of the Agreement because it is the largest share class based on assets. With regard to Retail Prime Obligations Fund, the Board considered USBAM’s assertion that the comparative data for Class T shares provides more meaningful information for the Board’s consideration of the Agreement because Class T shares is more representative of the Fund’s average retail investor and it is the Fund’s largest share class based on assets. The Board further considered USBAM’s assertion that the analysis of investment performance would not differ materially if another share class were selected for comparative purposes.

The Board considered USBAM’s assertion that investment performance should be focused on a Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that each Fund’s peer group performance universe includes comparable funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, each Fund’s Class Z shares except for Retail Prime Obligations Fund). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of a Fund’s investment performance.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	79

Notice to Shareholders	August 31, 2022 (unaudited)

GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund underperformed its performance universe median for each of the one-, three- and five-year periods on a gross-of-expenses basis. The Board further noted that the Fund’s performance was within two basis points for both the three-and five-year periods and was four basis points lower than the median for the one-year period. The Board considered that the underperformance, particularly for the one-year period, was generally attributable to USBAM’s focus on a shorter portfolio duration relative to the Fund’s competitive universe in order to re-price the Fund more quickly in anticipation of 2022 Federal Reserve interest rate hikes. The Board considered USBAM’s assertion that, while this approach may have adversely impacted the Fund’s performance in the near term, longer-term benefits are expected as the Federal Reserve implements interest rate increases throughout the year. In light of the Fund’s generally competitive performance, in particular for the three-year and five-year periods on a gross-of-expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund underperformed its performance universe median for each of the one-, three- and five-year periods on a gross-of-expenses basis. The Board also considered that the Fund’s underperformance was generally attributable to duration and liquidity targets that are generally conservative relative to industry metrics due to the Fund’s relatively small asset base. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board noted that the Fund underperformed its performance universe median for each of the one-, three- and five-year periods on a gross-of-expenses basis, while demonstrating improvement relative to its peers over the one-year period. The Board noted that the Fund’s underperformance was generally attributable to cash flows in and out of the Fund, which vary from month to month, and affect the duration and performance of the portfolio for the relevant periods. The Board considered that the Fund’s portfolio has been structured to support liquidity targets and fund metrics that account for expected subsequent outflows, which has had a negative impact on fund performance. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

TREASURY OBLIGATIONS FUND. The Board considered that the Fund underperformed its performance universe median over the one-, three- and five-year periods on a gross-of-expenses basis and outperformed its performance universe median on a net-of-expense basis for the same periods. The Board also considered that the Fund’s underperformance on a gross-of-expenses basis was within two basis points of the median for each period. The Board considered that the Fund’s slight underperformance was generally attributable to USBAM’s focus on a shorter portfolio duration relative to the Fund’s competitive universe in order to re-price the Fund more quickly in anticipation of 2022 Federal Reserve interest rate hikes. The Board noted that, while this approach may have adversely impacted the Fund’s performance in the near-term, longer-term benefits are expected as the Federal Reserve implements interest rate increases throughout the year. In light of the Fund’s generally competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

RETAIL TAX FREE OBLIGATIONS FUND. The Board considered that the Fund underperformed its performance universe median for each of the one-and three-year periods on a gross-of-expenses basis and was equal to or outperformed its performance universe median on a net-of-expenses basis for the same periods. The Board further considered that the Fund’s underperformance can be attributed to the relatively high quality of the Fund’s portfolio holdings as compared to the performance

80	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

universe and the entirely tax-free nature of the Fund’s income. The Board noted that the Fund has historically been more conservatively positioned relative to peers that invest as a strategy in higher credit risk issuers. In addition, the Board considered that, although the Fund is allowed to invest up to 20% of its assets in taxable securities, including securities subject to the alternative minimum tax, the Fund does not invest in any such securities, which is not the case for all funds in the Fund’s performance universe. In light of the Fund’s entirely tax-free nature of its investments and its generally competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

U.S. TREASURY MONEY MARKET FUND. The Board considered that the Fund underperformed its performance universe median for each of the one-, three- and five-year periods on a gross-of-expenses basis. The Board further considered that the Fund’s underperformance was generally attributable to USBAM’s focus on a shorter portfolio duration relative to the Fund’s competitive universe in order to re-price the Fund more quickly in anticipation of 2022 Federal Reserve interest rate hikes. The Board considered USBAM’s assertion that, while this approach may have adversely impacted the Fund’s performance in the near term, longer-term benefits are expected as the Federal Reserve implements interest rate increases throughout the year. In light of the Fund’s generally competitive performance, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

Fees and Expenses of the Funds

The Board reviewed the fees paid to USBAM and the other expenses borne by each Fund, as applicable. The independent consultant provided comparative data in regard to the fees and expenses of each Fund and comparable funds.

With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that with regard to each fund, other than Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, the comparative data for Class Z shares provides meaningful information for the Board’s consideration of the Agreement because it is the largest share class based on assets. With regard to Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, the Board considered USBAM’s assertion that the comparative data for Class T shares provides more meaningful information for the Board’s consideration of the Agreement because Class T shares is more representative of the Funds’ average retail investor and it is the Funds’ largest share class based on assets. The Board further considered USBAM’s assertion that the analysis of the cost of services would not differ materially if another share class were selected for comparative purposes.

The Board considered USBAM’s assertion that the costs of services should be primarily focused on a Fund’s total expense ratio after waivers as compared to the expense group median total expense ratio after waivers. The Board considered that this is because funds within an expense group may have very different expense categories (e.g., advisory, administrative, shareholder servicing, etc.), and fees associated with such categories, that comprise a fund’s total expense ratio. The Board also considered USBAM’s assertion that because money market funds are highly commoditized, and it is relatively easy for investors to move from one fund to another, the need to remain competitive on overall costs of services is critical. The Board noted that, generally, money market funds, including the Funds, use a combination of contractual and voluntary expense waivers and reimbursements to enable a fund to remain competitive within the particular market served by each fund share class.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	81

Notice to Shareholders	August 31, 2022 (unaudited)

The Board further considered that the median total expense ratio of a Fund’s peer group will necessarily reflect the effect of any breakpoints in the comparable funds’ advisory fee schedules. Therefore, by capping a Fund’s total expense ratio at a level close to the peer group’s median, as necessary, Fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules.

GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is lower than the applicable peer group median and the advisory fee after waivers is three basis points higher than the applicable peer group median advisory fee after waivers. The Board also considered that the Fund’s total expense ratio after waivers is equal to the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee is lower than the peer group median and the advisory fee after waivers is higher than the applicable peer group median. The Board further considered that the Fund’s total expense ratio after waivers is five basis points higher than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee and advisory fee after waivers are equal to or lower than the applicable peer group median. The Board also considered that the Fund’s total expense ratio after waivers is two basis points lower than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

TREASURY OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee is four basis points lower than the applicable peer group median, and the advisory fee after waivers is equal to the peer group median advisory fee after waivers. The Board noted that the Fund’s total expense ratio after waivers is three basis points lower than the peer group median total expense ratio after waivers which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

RETAIL TAX FREE OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is ten basis points lower than the applicable peer group median and its advisory fee after waivers is three basis points higher than the peer group median. The Board noted that the Fund’s total expense ratio after waivers is equal to the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

U.S. TREASURY MONEY MARKET FUND. The Board considered that the Fund’s contractual advisory fee and advisory fee after waivers are equal to the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is one basis point lower than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers, the Board concluded that the Fund’s advisory fee is fair.

82	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Costs of Services and Profits Realized by USBAM

The Board reviewed USBAM’s costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisers. The Board reviewed advisory fees for private accounts managed by USBAM.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and expenses, the Board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The Board also noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each Fund’s yield on any share class from falling below 0.00%.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each Fund’s yield on any share class from falling below 0.00% and to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by USBAM to support its assertion that the median total expense ratio of a Fund’s peer group likely reflects the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. In light of USBAM’s commitment to keep total Fund expenses competitive, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment adviser, administrator, transfer agent, and custodian and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	83

Notice to Shareholders	August 31, 2022 (unaudited)

Directors and Officers of the Funds

Independent Directors

Name, Address*, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†#
David K. Baumgardner (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	Retired. Formerly, CFO, Smyth Companies, LLC (commercial package printing) (1990–2022). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986).	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
Mark E. Gaumond (1950)	Chair; Director	Chair term three years; Chair term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant (Inactive) and member of the American Institute of Certified Public Accountants. Director, Walsh Park Benevolent Corporation. Former Director, Cliffs Natural Resources, The California Academy of Sciences, Rayonier, Inc. and Rayonier Advanced Materials, Inc.	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (manage ment and technology consulting)
Jennifer J. McPeek, CFA (1970)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Independent advisor/consultant. Formerly, Chief Financial Officer, Russell Investments (2018-2019). Prior thereto, Chief Operating and Strategy Officer (2016-2017), Chief Financial Officer (2013-2016) and several other executive positions (2009-2013) at Janus Henderson Group plc and its predecessor company. Prior thereto, Senior Vice President of Strategic Planning, ING Investment Management – Americas Region (2005-2009). Ms. McPeek has also held directorships on four investment Adviser and/or trust entities and holds the Chartered Financial Analyst designation.	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Cboe Global Markets, Inc. (stock and commodity exchange holding company)

84	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Independent Directors (cont.)

Name, Address*, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†#
C. David Myers (1963)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Operating Director of AE Industrial Partners LLC and Chairman of the Industrial HVAC-R portfolio, a subset of AE Industrial Partners (2017-present) Director, The Boler Group (operating as Hendrickon International) (manufacturing for the global commercial transportation industry) (2017-present). Formerly, President, Building Efficiency of Johnson Controls, Inc., a global diversified technology and industrial company (2005-2014). Prior thereto, President, Chief Executive Officer and Director of York International Corporation (a provider of heating, ventilating, air conditioning, and refrigeration products and services) (2004-2005). Prior thereto, Mr. Myers served in several other executive positions at York International Corporation, including Executive Vice President, Chief Financial Officer, Finance Director – Engineered Systems Group and Corporate Controller, between 1998 and 2004; and Senior Manager, KPMG LLP (1986-1994).	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, The Manitowoc Company Inc. (a global diversified technology and industrial company)
P. Kelly Tompkins (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since September 2019	Senior Advisor, Dix & Eaton (investor relations) (2018-present). Leader-in-Residence, Cleveland-Marshall College of Law (2018-present). Formerly, Executive Vice President (2010-2017), Chief Operating Officer (2017), Chief Financial Officer (2015-2016), Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, ,Inc.) (a producer of iron ore pellets). Prior thereto, Executive Vice President and Chief Financial Officer, RPM International, Inc. (2008-2010) (multinational manufacturing company).	First American Funds Complex: 1 registered investment company, including 6 portfolios	None
*	The address of each of the directors is P.O. Box 1329, Minneapolis, MN 55440-1329 unless otherwise noted.

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
#	Each director has also served as a Trustee of First American Funds Trust since November 2021 (registration pending).

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.3863 or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota 55440-1330.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	85

Notice to Shareholders	August 31, 2022 (unaudited)

Officers
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc.
James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964)*	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Head of Operations and Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.
Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.

86	FIRST AMERICAN FUNDS	2022 ANNUAL REPORT

Officers (cont.)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alyssa A. Bentz U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Chief Compliance Officer and Anti-Money Laundering Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since July 2021; Anti-Money Laundering Officer of FAF since September 2019	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since July 2021; prior thereto, Compliance Manager, U.S. Bancorp Asset Management, Inc. since December 2015.
Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.

*	Messrs. Thole, Palmer, Smith, Ertel and Cloutier and Mses. Stevenson and Bentz are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

FIRST AMERICAN FUNDS	2022 ANNUAL REPORT	87

Board of Directors	First American Funds, Inc.

Mark Gaumond

Chair of First American Funds, Inc.
Director of Booz Allen Hamilton Holding Corporation
Director of Walsh Park Benevolent Corporation

David Baumgardner

Director of First American Funds, Inc.

Jennifer McPeek, CFA

Director of First American Funds, Inc.
Director of Cboe Global Markets, Inc.
Independent Advisory/Consultant

C. David Myers

Director of First American Funds, Inc.
Director of the Manitowoc Company
Director of the Boler Group

P. Kelly Tompkins

Director of First American Funds, Inc.
Senior Advisor at Dix and Eaton
Leader-in-Residence at Cleveland-Marshall College of Law

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
U.S. Bancorp Asset Management, Inc.	U.S. Bank National Association	Ernst & Young LLP
800 Nicollet Mall	1555 RiverCenter Drive	700 Nicollet Mall
Minneapolis, Minnesota 55402	Suite 302	Suite 500
	Milwaukee, Wisconsin 53212	Minneapolis, Minnesota 55402

ADMINISTRATOR	DISTRIBUTOR
U.S. Bancorp Asset Management, Inc.	Quasar Distributors, LLC	COUNSEL
800 Nicollet Mall	111 East Kilbourn Avenue	Ropes & Gray LLP
Minneapolis, Minnesota 55402	Suite 2200	191 North Wacker Drive
	Milwaukee, Wisconsin 53202	Chicago, Illinois 60606
TRANSFER AGENT
U.S. Bank Global
Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0107-22  10/2022  AR MONEY

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that David K. Baumgardner, Mark E. Gaumond, Jennifer J. McPeek, C. David Myers and P. Kelly Tompkins, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $262,000 in the fiscal year ended August 31, 2022 and $220,000 in the fiscal year ended August 31, 2021, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $1,200 in the fiscal year ended August 31, 2022 and $1,200 in the fiscal year ended August 31, 2021, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees - E&Y billed the registrant fees of $26,800 in the fiscal year ended August 31, 2022 and $25,600 in the fiscal year ended August 31, 2021, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees - E&Y billed the registrant for other services totaling $0 in the fiscal year ended August 31, 2022 and $5,000 in the fiscal year ended August 31, 2021.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	0.00% of the services described in paragraphs (b) through (d) of this item were approved by the Committee pursuant to the paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $1,575,000 in the fiscal year ended August 31, 2022 and $1,643,000 in the fiscal year ended August 31, 2021.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)       The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)       Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	Evaluation of Disclosure Controls and Procedures. The registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act of 1940, as amended (the "Company Act"), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer ("PEO") and principal financial officer ("PFO"), as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the PEO and PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Subsequent to the original filing of the registrant's N-CSR for the fiscal period ended August 31, 2022, a material weakness in internal controls was identified regarding the over-issuance of authorized shares, which resulted in an overstatement in net assets reported in Government Obligations Fund's financial statements for the fiscal period ended August 31, 2022. Management previously concluded that the registrant's disclosure controls and procedures were effective as of August 31, 2022, but due to the identification that the over-issued shares should be treated as a liability, it was determined that a material weakness existed in the effectiveness of internal controls related to the registrant's accounting for these over-issued shares. As a result, the registrant has since concluded that its disclosure controls and procedures were not effective as of August 31, 2022.

A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the registrant's annual or interim financial statements will not be prevented or detected on a timely basis.

Following the identification and review of the matter described above, the registrant has enhanced the effectiveness of its controls and procedures related to the accounting for authorized shares.

(b)	Changes in Internal Controls. Management did not make a final determination that the historical accounting was incorrect until January 2023. Consequently, the then-existing control system remained in place such that there were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Company Act) that occurred during the fiscal period ended August 31, 2022 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12—Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13—Exhibits

(a)(1) Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: May 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: May 5, 2023

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: May 5, 2023